                                                      File No. 33-82648 811-8696

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                     [_]

                         PRE-EFFECTIVE AMENDMENT NO.                 [_]

                         POST-EFFECTIVE AMENDMENT NO. 3              [X]

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 6                      [X]
                       (CHECK APPROPRIATE BOX OR BOXES.)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                           (EXACT NAME OF REGISTRANT)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      JOHN HANCOCK PLACE, BOSTON, MA 02117
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)     (ZIP CODE)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 572-5060

                        RONALD J. BOCAGE, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02217
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

  It is proposed that this filing become effective (check appropriate box)

    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on May 1, 1997 pursuant to paragraph (b) of Rule 485
    [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    [_] on (date) pursuant to paragraph (a)(1) of Rule 485

  If appropriate check the following box

    [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

 Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1996 pursuant to Rule 24f-2 on February 26, 1997.

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

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                             CROSS REFERENCE SHEET

 FORM N-4 ITEM NO.                  SECTION IN PROSPECTUS
 -----------------                  ---------------------
  1. Cover Page...................  Cover Page
  2. Definitions..................  Special Terms; Variable Account Valuation
                                     Procedures
  3. Synopsis or Highlights.......  Summary Information
  4. Condensed Financial
      Information.................  Not Available
  5. General Description of
      Registrant, Depositor         JHVLICO, John Hancock, The Account and the
      and Portfolio Companies.....   Series Fund; Voting Privileges
  6. Deductions...................  Charges Variable Annuity Contracts
  7. General Description of
      Variable Annuity Contracts..  The Contracts; The Accumulation Period; The
                                     Annuity Period; Miscellaneous Provisions;
                                     Changes in Applicable Law-Funding and
                                     Otherwise
  8. Annuity Period...............  The Annuity Period
  9. Death Benefit................  The Accumulation Period; The Annuity Period
 10. Purchases and Contract         The Contracts; The Accumulation Period;
      Values......................   Variable Account Valuation Procedures;
                                     Performance
 11. Redemptions..................  The Accumulation Period; Miscellaneous
                                     Provisions
 12. Taxes........................  Federal Income Taxes
 13. Legal Proceedings............  Not Applicable
 14. Table of Contents of
      Statement of Additional       Table of Contents of Statement of
      Information.................   Additional Information

                    [LOGO OF JOHN HANCOCK(R) APPEARS HERE]


                                 Variable Life
                               Insurance Company

            INDIVIDUAL COMBINATION FIXED/VARIABLE ANNUITY CONTRACTS
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                            JOHN HANCOCK PLACE

                             BOSTON, MA 02117

                      JOHN HANCOCK SERVICING OFFICE

                               P.O. BOX 111

                             BOSTON, MA 02117

                    TELEPHONE 800 REAL LIFE (800-732-5543)

                             FAX 617-572-5410

                          PROSPECTUS MAY 1, 1997

  The individual deferred annuity contracts ("Contracts") described in this prospectus can be funded, at the discretion of the Owner by, at any one time, up to ten of the eighteen subaccounts of John Hancock Variable Annuity Account I ("Account"), a fixed annuity account (the "Fixed Account"), or a combination of the Fixed Account and up to nine of the subaccounts. The assets of each subaccount will be invested in a corresponding Portfolio of John Hancock Variable Series Trust I ("Fund"), a "series type" mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock"). The Fixed Account is a part of the general account of John Hancock Variable Life Insurance Company ("JHVLICO"). The Fixed Account is not available for purchase payments deposited into policies issued in Maryland, Washington, and Oregon.

  This prospectus sets forth concisely information about the Account that a prospective investor ought to know before investing. A statement of additional information for the Account, dated May 1, 1997, has been filed with the Securities and Exchange Commission ("Commission") and is incorporated herein by reference. This statement, the table of contents of which appears at page 34 of this prospectus, is available upon request and without charge from JHVLICO at the address or telephone number above.

  Only the variable features of the Contracts are described in this prospectus. For a summary of the fixed features, see "Appendix--The Fixed Account and Fixed Account Value".

  For additional information pertaining to the purchase of a Contract as an Individual Retirement Annuity, see "Appendix--Variable Annuity Information for Individual Retirement Annuities".

  The prospectus for the Fund, which is attached to this prospectus, describes the investment objectives, policies and risks of investing in the Portfolios of the Fund: Growth & Income, Sovereign Bond, Money Market, Large Cap Growth, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Equity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Bond, International Opportunities, and International Balanced.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS FOR THE FUND.

THE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                            Page
SYNOPSIS OF EXPENSE INFORMATION............................................   4
CONDENSED FINANCIAL INFORMATION............................................   6
SPECIAL TERMS..............................................................   8
SUMMARY INFORMATION........................................................   9
THE VARIABLE ANNUITY.......................................................  13
JHVLICO, JOHN HANCOCK, THE ACCOUNT AND THE SERIES FUND.....................  13
CHARGES UNDER VARIABLE ANNUITY CONTRACTS...................................  17
  Charges For Mortality And Expense Risks..................................  17
  Charges for Administrative Services......................................  17
  Withdrawal Charge........................................................  17
  Variations in Charges....................................................  19
  Premium or Similar Taxes.................................................  19
THE CONTRACTS..............................................................  20
  Purchase of Contracts....................................................  20
THE ACCUMULATION PERIOD....................................................  20
  Accumulation Shares......................................................  20
  Value of Accumulation Shares.............................................  20
  Transfers Among Subaccounts..............................................  21
  Dollar-Cost Averaging....................................................  21
  Surrender of Contract; Partial Withdrawals...............................  21
  Systematic Withdrawal....................................................  22
  Death Benefit Before Date of Maturity....................................  22
THE ANNUITY PERIOD.........................................................  23
  Variable Monthly Annuity Payments........................................  24
  Assumed Investment Rate..................................................  24
  Calculation of Annuity Units.............................................  25
  Annuity Options..........................................................  25
  Option A: Life Annuity with Five, Ten or Twenty Years Certain............  25
  Option B: Life Annuity Without Refund....................................  25
  Other Conditions.........................................................  25
VARIABLE ACCOUNT VALUATION PROCEDURES......................................  25
MISCELLANEOUS PROVISIONS...................................................  26
  Restriction on Assignment................................................  26
  Deferment of Payment.....................................................  26
  Reservation of Rights....................................................  27
  Owner and Beneficiary....................................................  27
FEDERAL INCOME TAXES.......................................................  27
  The Account and JHVLICO..................................................  27
  Contracts Purchased Other Than to Fund a Tax Qualified Plan..............  27
  Diversification Requirements.............................................  28
  Contracts Purchased to Fund a Tax Qualified Plan.........................  28
PERFORMANCE................................................................  31
STATE REGULATION...........................................................  32
REPORTS....................................................................  32
VOTING PRIVILEGES..........................................................  32

                                                                           Page
CHANGES IN APPLICABLE LAW--FUNDING AND OTHERWISE..........................  33
LEGAL MATTERS.............................................................  33
DISTRIBUTION OF THE CONTRACTS.............................................  33
REGISTRATION STATEMENT....................................................  34
EXPERTS...................................................................  34
FINANCIAL STATEMENTS......................................................  35
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..................  35
APPENDIX--THE FIXED ACCOUNT AND FIXED ACCOUNT VALUE.......................  36
APPENDIX--VARIABLE ANNUITY INFORMATION FOR INDIVIDUAL RETIREMENT
 ANNUITIES................................................................  38
APPENDIX--ILLUSTRATIVE ACCUMULATED VALUE AND ANNUITY PAYMENT TABLES.......  39

THE CONTRACTS OFFERED BY THIS PROSPECTUS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE OR SOLICIT AN OFFER IN THAT STATE.

                        SYNOPSIS OF EXPENSE INFORMATION

  The purpose of this synopsis is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly. This synopsis includes expenses of the Account as well as those of the Fund. This synopsis does not include any premium taxes that may be applicable. For a more complete description of the Account charges, see "Charges under Variable Annuity Contracts." For a more complete description of the investment advisory fee charged each Portfolio and the annual operating expenses of each Portfolio, see the prospectus for the Fund.

CONTRACT EXPENSES

Maximum Withdrawal Charge (as a percentage of amount surrendered)........  8.00%
Annual Contract Fee (for Contracts having an Accumulated Value of $10,000
 or less)/2/.............................................................   $30

SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
Mortality and Expense Risk Charge........................................  1.15%
Administrative Services Charge...........................................  0.35%
                                                                           ----
Total Separate Account Annual Expenses...................................  1.50%

ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets)

  The figures in the following chart reflect the investment management fees currently payable and the 1996 non-advisory expenses that would have been allocated to the Fund under the allocation rules currently in effect.

                                                                      OTHER FUND
                                                              TOTAL    EXPENSES
                                           MANAGE-  OTHER     FUND      ABSENT
                                            MENT     FUND   OPERATING REIMBURSE-
  FUND NAME                                  FEE   EXPENSES EXPENSES   MENT/3/
  ---------                                ------- -------- --------- ----------
Managed...................................  0.34%   0.03%     0.37%       N/A
Growth & Income...........................  0.25%   0.03%     0.28%       N/A
Equity Index..............................  0.20%   0.25%     0.45%      1.61%
Large Cap Value...........................  0.75%   0.25%     1.00%      1.89%
Large Cap Growth..........................  0.40%   0.05%     0.45%       N/A
Mid Cap Value.............................  0.80%   0.25%     1.05%      2.15%
Mid Cap Growth............................  0.85%   0.25%     1.10%      2.34%
Special Opportunities.....................  0.75%   0.12%     0.87%       N/A
Real Estate Equity........................  0.60%   0.11%     0.71%       N/A
Small Cap Value...........................  0.80%   0.25%     1.05%      2.06%
Small Cap Growth..........................  0.75%   0.25%     1.00%      1.55%
International Balanced....................  0.85%   0.25%     1.10%      1.44%
International Equities....................  0.60%   0.18%     0.78%       N/A
International Opportunities...............  1.00%   0.25%     1.25%      2.76%
Short-Term U.S. Government................  0.30%   0.25%     0.55%      0.79%
Sovereign Bond............................  0.25%   0.06%     0.31%       N/A
Strategic Bond............................  0.75%   0.25%     1.00%      1.57%
Money Market..............................  0.25%   0.07%     0.32%       N/A

  The following examples should not be considered representations of past or future expenses; actual expenses may be greater than or less than those shown above.

                                   EXAMPLES

  If you surrender your contract at the end of the applicable time period, you would pay the following current expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
GROWTH & INCOME.................................  $ 91   $129    $162     $216
SOVEREIGN BOND..................................  $ 91   $130    $163     $219
MONEY MARKET....................................  $ 91   $131    $164     $220
LARGE CAP GROWTH................................  $ 92   $135    $170     $234
MANAGED.........................................  $ 92   $132    $166     $225
REAL ESTATE EQUITY..............................  $ 95   $142    $184     $261
INTERNATIONAL EQUITIES..........................  $ 96   $145    $187     $268
SHORT-TERM US GOVERNMENT........................  $ 93   $138    $176     $244
SPECIAL OPPORTUNITIES...........................  $ 97   $147    $192     $277
EQUITY INDEX....................................  $ 92   $135    $170     $234
LARGE CAP VALUE.................................  $ 98   $151    $198     $290
MID CAP GROWTH..................................  $ 99   $154    $203     $299
MID CAP VALUE...................................  $ 98   $153    $201     $294
SMALL CAP GROWTH................................  $ 98   $151    $198     $290
SMALL CAP VALUE.................................  $ 98   $153    $201     $294
STRATEGIC BOND..................................  $ 98   $151    $198     $290
INTERNATIONAL OPPORTUNITIES.....................  $100   $159    $211     $314
INTERNATIONAL BALANCED..........................  $ 99   $154    $203     $299

  If you annuitize at the end of the applicable time period, or if you do not surrender your Contract, you would pay the following current expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
GROWTH & INCOME.................................  $19     $58    $100     $216
SOVEREIGN BOND..................................  $19     $59    $101     $219
MONEY MARKET....................................  $19     $59    $102     $220
LARGE CAP GROWTH................................  $20     $63    $108     $234
MANAGED.........................................  $20     $61    $104     $225
REAL ESTATE EQUITY..............................  $23     $71    $121     $261
INTERNATIONAL EQUITIES..........................  $24     $73    $125     $268
SHORT-TERM U.S. GOVERNMENT......................  $21     $66    $113     $244
SPECIAL OPPORTUNITIES...........................  $25     $76    $130     $277
EQUITY INDEX....................................  $20     $63    $108     $234
LARGE CAP VALUE.................................  $26     $80    $136     $290
MID CAP GROWTH..................................  $27     $83    $141     $299
MID CAP VALUE...................................  $26     $81    $139     $294
SMALL CAP GROWTH................................  $26     $80    $136     $290
SMALL CAP VALUE.................................  $26     $81    $139     $294
STRATEGIC BOND..................................  $26     $80    $136     $290
INTERNATIONAL OPPORTUNITIES.....................  $28     $87    $148     $314
INTERNATIONAL BALANCED..........................  $27     $83    $141     $299

  1 Actual Withdrawal Charges may be lower, as the Withdrawal Charge falls af-ter the third Contract year and limited free partial withdrawals are allowed.

        Years from date
         of deposit to                                                Withdrawal
       date of withdrawal                                               Charge
       ------------------                                             ----------
       7 or more.....................................................      0%
       5 but less than 7.............................................      6%
       3 but less than 5.............................................      7%
       less than 3...................................................      8%

  An Owner may withdraw in any Contract Year up to 10% of the Accumulated Value of the Contract as of the beginning of the Contract Year without any charges.
  2 The annual contract fee is deducted on Contracts having an Accumulated Value of less than $10,000. The contract fee is deducted at the beginning of each Contract year after the first and at a full surrender during a Contract Year. The contract fee is assessed only during the Accumulation Period. In the preceding Examples, the annual contract fee has been expressed as an annual percentage of assets based on past experience concerning Contract fees collected on other variable annu-ity contracts using the same Contract fee provision.

  3 John Hancock reimburses a Portfolio when the Portfolio's Other Expenses exceed 0.25% of its average daily net asset value.


JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I CONDENSED FINANCIAL INFORMATION

  The table below reflects the historical information for a share outstanding throughout the period for John Hancock Variable Annuity Account I.

  SELECTED DATA FOR EACH ACCUMULATION SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                             PERIOD FROM
                                           JANUARY 26, 1995       YEAR END
                                         TO DECEMBER 31, 1995 DECEMBER 31, 1996
                                         -------------------- -----------------
GROWTH & INCOME SUBACCOUNT
Accumulation share value:
  Beginning of period...................        $ 10.00             $13.238
  End of period.........................        $13.238             $15.437
Number of Accumulation Shares
 outstanding at end of period...........      2,066,823           7,102,432
SOVEREIGN BOND SUBACCOUNT
Accumulation share value:
  Beginning of period...................        $ 10.00             $11.659
  End of period.........................        $11.659             $11.957
Number of Accumulation Shares
 outstanding at end of period...........        727,898           2,750,678
MONEY MARKET SUBACCOUNT
Accumulation share value:
  Beginning of period...................        $ 10.00             $10.406
  End of period.........................        $10.406             $10.798
Number of Accumulation Shares
 outstanding at end of period...........      1,077,898           3,168,756
LARGE CAP GROWTH SUBACCOUNT
Accumulation share value:
  Beginning of period...................        $ 10.00             $12.773
  End of period.........................        $12.773             $14.881
Number of Accumulation Shares
 outstanding at end of period...........        867,756           2,911,076
MANAGED SUBACCOUNT
Accumulation share value:
  Beginning of period...................        $ 10.00             $12.375
  End of period.........................        $12.375             $13.497
Number of Accumulation Shares
 outstanding at end of period...........      3,542,190          12,509,325
REAL ESTATE EQUITY SUBACCOUNT
Accumulation share value:
  Beginning of period...................        $ 10.00             $11.339
  End of period.........................        $11.339             $14.865
Number of Accumulation Shares
 outstanding at end of period...........        141,749             528,458
INTERNATIONAL EQUITIES SUBACCOUNT
Accumulation share value:
  Beginning of period...................        $ 10.00             $11.097
  End of period.........................        $11.097             $11.936
Number of Accumulation Shares
 outstanding at end of period...........        277,248             947,816
SHORT-TERM U.S. GOVERNMENT SUBACCOUNT
Accumulation share value:
  Beginning of period...................        $ 10.00             $10.903
  End of period.........................        $10.903             $11.128
Number of Accumulation Shares
 outstanding at end of period...........        373,171           1,112,035

                                      PERIOD FROM
                                      JANUARY 26,                 PERIOD FROM
                                        1995 TO     YEAR-ENDED   MAY 1, 1996*
                                      DECEMBER 31, DECEMBER 31, TO DECEMBER 31,
                                          1995         1996          1996
                                      ------------ ------------ ---------------
SPECIAL OPPORTUNITIES SUBACCOUNT
Accumulation share value:
  Beginning of period................   $ 10.00       $13.292
  End of period......................   $13.292       $17.067
Number of Accumulation Shares
 outstanding at end of period........   620,479     3,137,620
EQUITY INDEX SUBACCOUNT
Accumulation Share Value
  Beginning of Period................                               $10.000
  End of Period......................                               $11.309
Number of Accumulation Shares
 outstanding at end of period........                               450,914
LARGE CAP VALUE
Accumulation Share Value
  Beginning of Period................                               $10.000
  End of Period......................                               $11.277
Number of Accumulation Shares
 outstanding at end of period........                               701,999
MID CAP GROWTH SUBACCOUNT
Accumulation Share Value
  Beginning of Period................                               $10.000
  End of Period......................                               $10.166
Number of Accumulation Shares
 outstanding at end of period........                               640,918
MID CAP VALUE SUBACCOUNT
Accumulation Share Value
  Beginning of Period................                               $10.000
  End of Period......................                               $11.502
Number of Accumulation Shares
 outstanding at end of period........                               263,857
SMALL CAP GROWTH SUBACCOUNT
Accumulation Share Value
  Beginning of Period................                               $10.000
  End of Period......................                               $ 9.851
Number of Accumulation Shares
 outstanding at end of period........                               644,827
SMALL CAP VALUE SUBACCOUNT
Accumulation Share Value
  Beginning of Period................                               $10.000
  End of Period......................                               $10.923
Number of Accumulation Shares
 outstanding at end of period........                               316,146
STRATEGIC BOND SUBACCOUNT
Accumulation Share Value
  Beginning of Period................                               $10.000
  End of Period......................                               $10.565
Number of Accumulation Shares
 outstanding at end of period........                               388,491
INTERNATIONAL OPPORTUNITIES
 SUBACCOUNT
Accumulation Share Value
  Beginning of Period................                               $10.000
  End of Period......................                               $10.565
Number of Accumulation Shares
 outstanding at end of period........                               331,927
INTERNATIONAL BALANCED SUBACCOUNT
Accumulation Share Value
  Beginning of Period................                               $10.000
  End of Period......................                               $10.566
Number of Accumulation Shares
 outstanding at end of period........                               232,388

*Commencement of operations

                                 SPECIAL TERMS

  As used in this prospectus, the following terms have the indicated meanings:

ACCUMULATION SHARE: a unit of measurement used in determining the value of a Contract prior to the commencement of annuity payments or, if earlier, contract lapse. The value of an Accumulation Share for each subaccount will reflect the investment performance of that subaccount and will vary in dollar amount.

ACCUMULATED VALUE OF A CONTRACT: total value of the Accumulation Shares in that Contract plus the Fixed Account Value of that Contract, if any.

ANNUITANT: the person on whose life the Contract is issued.

ANNUITY OPTION: the provisions under which a series of annuity payments is made to the Annuitant or other payee, such as the Life Annuity with Ten Years Certain.

ANNUITY UNIT: a unit of measurement used in determining the amount of each variable annuity payment. The value of an Annuity Unit for each subaccount will depend upon the assumed investment rate and the investment performance of that subaccount and will vary in dollar amount.

BENEFICIARY: the person who receives the proceeds in the event of the death of the Owner or the Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT YEAR: a period between anniversaries of the date of issue of the Contract.

FIXED ACCOUNT: an account that is part of JHVLICO's general account in which all or a part of the Accumulated Value may be held for accumulation at fixed rates of interest (not less than 3%) declared by JHVLICO periodically at its discretion.

OWNER: the person or entity, usually the one to whom the Contract is issued, who has the sole right to exercise all rights and privileges under the Contract except as otherwise provided in the Contract.

DATE OF MATURITY OF A CONTRACT: the date elected by the Owner as of which annuity payments will commence. The election is subject to certain conditions described in "The Annuity Period".

MINIMUM DEATH BENEFIT: the undertaking of JHVLICO under a Contract to make a payment on the death of the Annuitant at any time before the date of maturity equal to the greatest of (a) the Accumulated Value of the Contract next determined following JHVLICO's receipt of due proof of death, (b) the aggregate amount of the purchase payments made under the Contract (reduced to reflect partial withdrawals and withdrawal charges), or (c) in states where permitted by law, the highest Accumulated Value of the Contract as of any third interval Contract anniversary preceding the Contract anniversary nearest the Annuitant's 81st birthday, plus the purchase payments made under the Contract, adjusted for partial withdrawals and withdrawal charges, since such Contract anniversary. See "The Accumulation Period--Death Benefit Before Date of Maturity".

NET PURCHASE PAYMENT: the amount of any purchase payment reduced by applicable taxes, if any, based on the amount of the purchase payment.

SURRENDER VALUE: a cash payment made prior to a Contract's maturity, equal to all or part of the Accumulation Shares credited to the Contract, less any Withdrawal Charge and contract fee.

SERVICING OFFICE: P.O. Box 111, Boston, MA 02117.

                              SUMMARY INFORMATION

  The Contracts are designed both for purchase by individuals doing their own retirement planning, including plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986, as amended ("Code") and for purchase for persons participating in (1) pension and profit-sharing plans qualified under Section 401(c) of the Code, known as "H.R. 10 plans", (2) pension or profit-sharing plans qualified under Sections 401(a) or 403(a) of the Code, known as "corporate plans", (3) plans qualifying under
Section 401(k) of the Code, (4) annuity purchase plans adopted under the provisions of Section 403(b) of the Code by public school systems and certain other tax-exempt organizations, (5) individual retirement annuity plans satisfying the requirements of Section 408 of the Code, and (6) deferred compensation plans maintained by a state or political subdivision or tax exempt organizations under Section 457 of the Code.

  In order to accommodate "employer-related" plans funded by the Contracts, contract forms using "unisex" purchase rates, i.e. rates the same for males and females, are available. Any questions you have as to whether you are participating in an employer-related plan should be directed to your employer. Any other question you or your employer may have with respect to this topic can be asked JHVLICO by calling 800 REAL LIFE (800-732-5543) or by writing Servicing Office, P.O. Box 111, Boston, MA 02117.

THE CONTRACTS

  The Contracts offered are deferred annuity Contracts under which purchase payments may be made in a lump sum or at intervals until the maturity date selected by the Owner, at which time annuity payments by JHVLICO will begin, if so elected by the Owner.

  An application for a Contract is available from a marketing representative. Upon completion, it is transmitted along with the purchase payment to JHVLICO's Servicing Office for review. (See "Distribution of the Contracts.")

  JHVLICO also issues variable life insurance policies. These contracts are offered by means of other prospectuses, but use the same underlying Fund.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under its Contracts. There are currently eighteen subaccounts within the Account: Growth & Income, Sovereign Bond, Money Market, Large Cap Growth, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Equity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Bond, International Opportunities, and International Balanced. The assets of each subaccount are invested in a corresponding Portfolio of the Fund.

  Each Portfolio has a different investment objective. As stated below, John Hancock receives a fee from the Fund for providing investment management services. Independence Investment Associates, Inc. ("IIA"), provides sub-investment management services with respect to the Growth & Income, Large Cap Growth, Managed, Short-Term U.S. Government, and Real Estate Equity Portfolios.

  John Hancock Advisers, Inc., and John Hancock Advisers International Limited provide sub-investment management services for the International Equities Portfolio. John Hancock Advisers provides sub-investment management services for the Sovereign Bond, Small Cap Growth, and Special Opportunities Portfolios. T. Rowe Price Associates, Inc., provides sub-investment advice to the Large Cap Value Portfolio and, its subsidiary, Rowe Price-Fleming International, Inc., provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A. is the sub-investment manager for the Equity Index Portfolio. INVESCO Management & Research is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, provides sub-investment advice with respect to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., does likewise with respect to the International Balanced Portfolio.

  Each sub-investment manager receives an annual percentage fee from John Hancock for these services which in no way increases the costs borne by the Fund, the Account, or Owners. For a full description of the Fund, see the prospectus for the Fund following at the end of this prospectus.

PRINCIPAL UNDERWRITER OF THE ACCOUNT

  John Hancock Distributors, Inc., a registered broker-dealer since 1968, makes Contracts available through its registered representatives licensed to sell life insurance policies and annuity contracts.

INVESTMENT OF PURCHASE PAYMENTS

  Purchase payments received under Contracts, after deduction of premium or similar taxes, if applicable, are allocated by JHVLICO to one or more of the variable subaccounts and the Fixed Account, as directed by the Owner.

  Purchase payments should be mailed to P.O. Box 111, Boston, MA 02117.

MINIMUM AND MAXIMUM PURCHASE PAYMENTS

  The initial purchase payment under a Contract must be at least $5,000 ($1,000 for individual retirement accounts and qualified plans); thereafter any payment must be at least $50.

  The maximum amount that can be deposited into a Contract per Contract Year is $500,000. The maximum amount that can be deposited in or transferred to the Fixed Account per Contract Year is $100,000, exclusive of the initial deposit which can be as large as $500,000. Deposits in or transfers to the Fixed Account can only be made during the first 10 Contract Years. No new deposits may be made after Annuitant's 85th birthday. These limits may be waived by JHVLICO.

ACCOUNT FEES

  The charges made directly to the Account aggregate 1.50% per annum of the average daily net asset value of the Account and are made up of daily charges aggregating 1.15% annually for mortality and expense risks assumed (0.45% on an annual basis for mortality risks and 0.70% on an annual basis for expense risks) and 0.35% for certain administrative services. (See "Charges Under Variable Annuity Contracts--Charges for Administrative Services.")

FUND CHARGES

  Investment management fees at annual rates ranging from 0.25% to 1.00% of average daily net assets are paid by the Portfolios to John Hancock. The Portfolios also incur charges for other expenses incurred in their operations. Investment management fees and other expenses are reflected in the net asset value of each Portfolio's shares. For a description of these charges and expenses, see the prospectus for the Fund.

SALES DEDUCTIONS UPON WITHDRAWALS

  A Withdrawal Charge (a contingent deferred sales charge), if applicable, is deducted from amounts withdrawn prior to maturity. The aggregate Withdrawal Charges assessed against a Contract will never exceed 8% of the total purchase payments received. (See "Charges Under Variable Annuity Contracts--Withdrawal Charge.")

OTHER CHARGES OR DEDUCTIONS

  Deductions are made for any applicable taxes based on the amount of a purchase payment; currently such taxes in certain states are up to 5% of each purchase payment. (See Charges Under Variable Annuity Contracts--Premium or Similar Taxes.")

  Charges are made for any taxes or interest expense attributable to the Account. An annual contract fee of $30 is deducted on Contracts having an Accumulated Value of less than $10,000. JHVLICO reserves the right to increase the contract fee up to $50, subject to state regulations. (See Charges Under Variable Annuity Contracts--Charges for Administrative Services.")

WITHDRAWAL PRIOR TO MATURITY

  At any time before annuity payments begin, if the Annuitant is living, a Contract may be surrendered in full for its Surrender Value or a portion of the value of the Contract may be withdrawn, subject to certain limits. (See "The Accumulation Period--Surrender of Contract; Partial Withdrawals.") A 10% penalty tax may be applicable to the taxable portion (earnings) withdrawn before the Owner attains age 59 1/2.

SYSTEMATIC WITHDRAWALS

  The Owner may pre-authorize a periodic withdrawal plan. Payments may be monthly, quarterly, semi-annual, or annual, and may be for a level dollar amount. A minimum Accumulated Value of $25,000 is required to start the program. (See "The Accumulation Period--Systematic Withdrawal.")

DOLLAR-COST AVERAGING

  The Owner may elect to have amounts transferred automatically from the Money Market subaccount into one or more of the other variable subaccounts. Transfers may be made monthly, quarterly, semi-annually, or annually for a minimum of $250. A minimum Accumulated Value of $20,000 is required to start the program. (See "The Accumulation Period--Dollar-Cost Averaging.")

GUARANTEED MINIMUM DEATH BENEFIT

  Contracts include a death benefit payable on the death of the Annuitant prior to annuitization that is the greatest of (a) the Accumulated Value of the Contract, (b) the purchase payments made under the Contract, adjusted for any prior partial withdrawals and withdrawal charges, or (c) in states where permitted by law, the highest Accumulated Value of the Contract as of any third interval Contract anniversary preceding the Contract anniversary nearest the Annuitant's 81st birthday, plus the purchase payments made under the Contract, adjusted for partial withdrawals and withdrawal charges, since such Contract anniversary. (See "The Accumulation Period--Death Benefit Before Date of Maturity.")

10 DAY FREE-LOOK PROVISION

  An Owner may surrender the Contract for any reason within 10 days after its receipt and receive in cash the Accumulated Value of the Contract, plus any deductions previously made from purchase payments for premium or similar taxes. Owners surrendering Contracts issued in North Carolina, South Carolina, Washington, West Virginia, and Utah, and all Contracts issued under an individual retirement account, will receive gross purchase payments made. If the Contract is issued in California to an Owner 60 years of age or older, the Owner may surrender the Contract within 30 days after its receipt, and, in that event, the gross purchase payments made will be refunded to the Owner.

                             THE VARIABLE ANNUITY

  A variable annuity is significantly different from a fixed annuity in that it is the Owner and Annuitant under a variable annuity who assume the risk of investment gain or loss rather than the insurance company. While under a fixed annuity the insurance company guarantees a specified interest rate and specified monthly annuity payments, the amounts of annuity payments under a variable annuity are not guaranteed and will vary with the investment performance of the portfolio securities in the underlying Fund.

  Based upon the Owner's investment objective, the Owner directs the allocation of purchase payments and Accumulated Values among the subaccounts on a continuing basis. There can be no assurance that these investment objectives will be achieved.

            JHVLICO, JOHN HANCOCK, THE ACCOUNT AND THE SERIES FUND

 JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all other states, except New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a mutual life insurance company chartered in Massachusetts in 1862. Its Home Office is at 200 Clarendon Street, Boston, Massachusetts 02117. It conducts a conventional life insurance business in all of the United States, the District of Columbia and Puerto Rico. John Hancock sells insurance policies and annuity contracts directly to customers or through a career agency system, banks, or broker/dealers. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

 THE ACCOUNT

  The Account is a separate account established under Massachusetts law on June 15, 1994. The Account, although an integral part of JHVLICO, meets the definition of a "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

  The Account's assets are the property of JHVLICO and the obligations under the Contracts are the obligations of JHVLICO. Each Contract provides that the portion of the Account's assets equal to the reserves and other liabilities under the Contract with respect to the Account shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the net assets and other liabilities for Contracts, the Account's assets include assets derived from charges made by JHVLICO and, possibly, funds contributed by JHVLICO to commence operation of the subaccounts or their predecessors. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any subaccount.

  Income, gains and losses, whether or not realized, from assets allocated to the Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of JHVLICO.

  There currently are eighteen subaccounts in the Account: Growth & Income, Sovereign Bond, Money Market, Large Cap Growth, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Equity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Bond, International Opportunities, and International

Balanced. The assets in each are invested in a separate class of shares issued by the Fund, but the assets of one subaccount are not necessarily legally insulated from liabilities associated with another subaccount. New subaccounts may be added and made available to Owners.

 THE SERIES FUND

  The Fund is a "series" type of mutual fund which is registered under the 1940 Act as an open-end diversified management investment company and organized as a Massachusetts business trust. The Fund serves as the investment medium for the Account and other unit investment trust separate accounts established by John Hancock and by JHVLICO for variable life insurance policies and variable annuity contracts. A full description of the Fund, its investment objectives, policies and restrictions, its charges and expenses, and all other aspects of its operation is contained in the attached prospectus (which should be read carefully before investing) and the statement of additional information referred to therein, which should be read together with this prospectus. Among other items, note the description of the need to monitor events on the part of the Fund's Board of Trustees for possible conflicts between separate accounts and other consequences.

  The following is a brief summary of the investment objectives of each Portfolio.

 Growth & Income Portfolio

  The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and the long term.

 Sovereign Bond Portfolio

  The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable debt securities. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation. Although the Sovereign Bond Portfolio does not have a significant portion of its assets in high yield securities, further information in this regard may be found under "Investment Objectives and Policies" in the Fund prospectus.

 Money Market Portfolio

  The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity. It seeks to achieve this objective by investing in a managed portfolio of high quality money market instruments.

 Large Cap Growth Portfolio

  The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

 Managed Portfolio

  The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

 Real Estate Equity Portfolio

  The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

 International Equities Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital by investing primarily in foreign equity securities.

 Short-Term U.S. Government Portfolio

  The investment objective of this Portfolio is to provide a high level of current income consistent with the maintenance of principal, through investment in a portfolio of short-term U.S. Treasury securities and U.S. Government agency securities.

 Special Opportunities Portfolio

  The investment objective of this Portfolio is to achieve long-term capital appreciation by emphasizing investments in equity securities of issuers in various economic sectors.

 Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

 Large Cap Value Portfolio

  The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investments in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

 Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing primarily in common stocks of medium capitalization companies.

 Mid Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

 Small Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

 Small Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

 Strategic Bond Portfolio

  The investment objective of this Portfolio is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity, from a portfolio of domestic and international fixed income securities.

 International Opportunities Portfolio

  The investment objective of this Portfolio is to provide capital appreciation through investments in common stocks of primarily well-established, non-United States companies.

 International Balanced Portfolio

  The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

  John Hancock acts as the investment manager for the Fund. Independence Investment Associates, Inc. ("IIA"), an indirectly-owned subsidiary of John Hancock with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Growth & Income, Large Cap Growth, Managed, Real Estate Equity, and Short-Term U.S. Government Portfolios.

  John Hancock Advisers, Inc., another directly-owned subsidiary, located at 101 Huntington Avenue, Boston, MA 02199, and its subsidiary, John Hancock Advisers International, Limited, located at 34 Dover Street, London, England, provide sub-investment advice with respect to the International Equities Portfolio. John Hancock Advisers provides sub-investment advice with respect to the Sovereign Bond, Small Cap Growth, and Special Opportunities Portfolios.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the sub-investment adviser to the Equity-Index Portfolio. T. Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and, its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., of 209 South LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios of the Fund which corresponds to the subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid. Any such distribution will result in a reduction in the value of the Fund shares of the Portfolio from which the distribution was made. The total net asset value of the Account will not change because of such distribution, however.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each subaccount based on, among other things, the amount of net purchase payments allocated to the subaccount, dividends and distributions reinvested, transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date.

                   CHARGES UNDER VARIABLE ANNUITY CONTRACTS

 CHARGES FOR MORTALITY AND EXPENSE RISKS

  While the variable annuity payments to Annuitants will vary in accordance with the investment performance of the Account, the amount of such payments will not be decreased because of adverse mortality experience of Annuitants as a class or because of an increase in actual expenses of JHVLICO over the expense charges provided for in the Contracts. JHVLICO assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. JHVLICO also provides a minimum death benefit and waives Withdrawal Charges upon the death of the Annuitant.

  In return for the assumption of these mortality and expense risks, JHVLICO charges the Account daily 0.001233% (0.45% on an annual basis) of the current value of Account net assets for mortality risks and 0.001918% (0.70% on an annual basis) for expense risks. JHVLICO reserves the right to revise the proportionate amounts of the charge as between mortality risks and expense risks, should estimates change. Nevertheless, the aggregate charge will not exceed 1.15% on an annual basis.

 CHARGES FOR ADMINISTRATIVE SERVICES

  JHVLICO maintains an account for each Owner and Annuitant and makes all disbursements of benefits. JHVLICO also furnishes such administrative and clerical services, including the calculation of Accumulation Share values and the values and interests determined thereby, as are required for each subaccount. JHVLICO makes disbursements from Account funds to pay obligations chargeable to the Account and maintains the accounts, records, and other documents relating to the business of the Account required by regulatory authorities.

  For these and other administrative services, JHVLICO makes a daily charge to the Account of 0.000959% (0.35% on an annual basis) of the current value of its net assets and assesses, during the Accumulation Period, a contract fee of $30 on Contracts having an Accumulated Value of less than $10,000. The contract fee will be deducted at the beginning of each Contract Year after the first and at a full surrender during a Contract Year. JHVLICO reserves the right to increase this fee up to a maximum of $50 subject to state regulations. The contract fee will be deducted from each subaccount and the Fixed Account in the same proportion that the Accumulated Value of the Contract in that subaccount or Fixed Account bears to the full Accumulated Value of the Contract. However, the portion of the contract fee allocated to the Fixed Account will not be deducted from the Fixed Account to the extent it would result in an accumulation of purchase payments or other amounts allocated to the Fixed Account at less than the guaranteed minimum rate of 3 percent. In such case, the unpaid portion of the contract fee allocable to the Fixed Account will be deducted proportionally from the subaccounts, if any.

  The administrative services charges were not designed, nor are they expected, to exceed JHVLICO's cost in providing these services.

 WITHDRAWAL CHARGE

  A Withdrawal Charge, which is a contingent deferred sales charge, may be assessed whenever a Contract is surrendered for cash prior to maturity ("total withdrawal" or "surrender") or whenever an amount less than the total Accumulated Value of the Contract is withdrawn from a Contract prior to maturity ("partial withdrawal"). This charge is used to help defray expenses relating to the sales of the Contracts, including commissions paid to marketing representatives and other distribution costs.

  An Owner may withdraw in any one Contract Year up to 10% of the Accumulated Value of the Contract as of the beginning of the Contract Year without the assessment of any charges. If, in any Contract Year, the Owner withdraws an aggregate amount in excess of 10% of the Accumulated Value of the Contract as of the beginning of the Contract Year, the amount withdrawn in excess of 10% subjects the

Contract to a Withdrawal Charge to the extent that the excess is attributable to purchase payments made within seven years of the date of withdrawal or surrender. Amounts withdrawn to satisfy the minimum distribution requirements for qualified plans attributable to any one Contract are not subject to a Withdrawal Charge in any Contract Year. Amounts above the minimum distribution requirements are subject to a Withdrawal Charge as described above.

  Withdrawal Charges are based upon the purchase payments made to date and are assessed as follows:

       YEARS FROM
        DATE OF
       DEPOSIT TO
        DATE OF                                                      WITHDRAWAL
       WITHDRAWAL                                                      CHARGE
     --------------------------------------------------------------- ----------
     7 or more......................................................     0%
     5 but less than 7..............................................     6%
     3 but less than 5..............................................     7%
     less than 3....................................................     8%

In no event will the aggregate Withdrawal Charges against a Contract ever exceed 8% of the total purchase payments received.

  Whenever a Withdrawal Charge is imposed, it is deducted from each of the subaccounts and the Fixed Account in the proportion that the Accumulated Value from each bears to the total Accumulated Value. All amounts withdrawn plus all contract fees and Withdrawal Charges are assumed to be deducted first from the earliest purchase payment, and then from the next earliest purchase payment, and so forth until all payments have been exhausted, satisfying the first in-- first out ("FIFO") method of accounting. Further withdrawals will be deducted from earnings, to which no Withdrawal Charge will apply. For a discussion of the taxation of partial withdrawals, see "Federal Income Taxes--Partial Withdrawals Before Annuity Starting Date."

  To the extent that any Withdrawal Charge is applicable when a total or partial withdrawal is requested, the Accumulated Value of the Contract will be reduced by the amount of the Withdrawal Charge in addition to the actual dollar amount sent to the recipient. The Withdrawal Charge is calculated based upon the full amount by which the Accumulated Value is reduced, subject to the conditions noted above.

  For example, assume a Contract is issued on January 1, 1995, that the Owner makes purchase payments of $5,000 on January 1, 1995, $1,000 on January 1, 1996, and $1,000 on January 1, 1997. Assume that the Accumulated Value of the Contract on January 1, 1998, is $9,000 and that a partial withdrawal is made by the Owner in the amount of $6,000 (no tax withholding) on June 1, 1998. The Withdrawal Charge in this case, assuming no prior partial withdrawals, would equal $399.89.

  In calculating the Withdrawal Charge under the FIFO method, the January 1, 1995, $5,000 purchase payment is first reduced by the three $30 Contract Fees on January 1, 1996, 1997, and 1998, i.e., to $4,910. Ten percent of the Accumulated Value on January 1, 1998, i.e., $900 is then deducted.

  The remaining balance of the $5,000 January 1, 1995, purchase payment, i.e., $4,010, is then withdrawn in its entirety and is assessed a Withdrawal Charge of $280.70 (.07 x $4,010). All of the $1,000 January 1, 1996, purchase payment is to be withdrawn and is assessed a Withdrawal Charge of $80 (.08 x $1,000). To make up the remainder of the $6,000 paid to the Owner, $489.89 is withdrawn from the January 1, 1997, purchase payment. This is assessed a Withdrawal Charge of $39.19 (.08 x $489.89).

  Therefore, the total amount paid to the Owner is $6,000 and the total Withdrawal Charge is $399.89.

  Withdrawals made prior to the Owner attaining age 59 1/2 may be subject to certain adverse tax consequences. An IRS excise tax of 10% is generally applicable to the taxable portion (earnings) of a premature withdrawal from the Contract. (See "Federal Income Taxes--Penalty for Premature Withdrawals.")

  To the extent that the proceeds from the Withdrawal Charges may be insufficient to cover distribution costs, JHVLICO may recover them from its general account assets which may consist of, among other things, proceeds derived from mortality and expense risk charges deducted from the Account.

 VARIATIONS IN CHARGES

  In the future, JHVLICO may allow a reduction in or the elimination of the Withdrawal Charges, the charges for mortality and expense risks, the administrative services charge, or the annual contract fee assessed on Contracts sold to groups or classes of individuals in a manner resulting in a reduction in the expenses associated with the sale of such Contracts or the costs associated with administering or maintaining such Contracts.

  The entitlement to such a reduction in or elimination of charges and fees will be determined by JHVLICO based upon factors such as the following: (1) the size of the initial purchase payment, (2) the size of the group or class,
(3) the total amount of purchase payments expected to be received from the group or class and the manner in which purchase payments are remitted, (4) the nature of the group or class for which the Contracts are being purchased and the persistency expected from that group or class as well as the mortality risks associated with that group or class, (5) the purpose for which the Contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced, or (6) the level of commissions paid to selling broker/dealers or marketing representatives with respect to Contracts within the same group or class.

  JHVLICO will make any reduction in charges or fees according to its own rules in effect at the time an application for a Contract is approved. JHVLICO reserves the right to change these rules from time to time. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective Contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any Owner.

 PREMIUM OR SIMILAR TAXES

  Several states and local governments impose a premium or similar tax on annuities. Currently, such taxes range up to 5% of the Accumulated Value applied to an Annuity Option. Ordinarily, any state-imposed premium or similar tax will be deducted from the Accumulated Value of the Contract only at the time of annuitization.

  For Contracts issued in South Dakota and Kentucky, however, JHVLICO pays a tax on each premium payment at the time it is made. JHVLICO will deduct a charge for these taxes from the Accumulated Value of the Contract at the time of annuitization, death, surrender, or withdrawal. Such a charge is equal to the applicable premium tax percentage stated above times the amount of Accumulated Value that is applied to an Annuity Option, surrendered, withdrawn, or at death. The net economic effect of this procedure is not significantly different than if JHVLICO deducted the premium tax from each premium payment when received.

  The charges described above (exclusive of taxes) and the Contracts' annuity purchase rates will apply for the duration of each Contract and, except as noted above, will not be increased by JHVLICO. However, these charges do not include all of the expenses which may be incurred for the account of Owners and Annuitants. Additional charges will be made directly to the Account for taxes, if any, based on the income of, capital gains of, assets in, or the existence of, the Account and interest on funds borrowed. In addition, JHVLICO reserves the right to deduct premium taxes from premiums when paid. Moreover, the Account purchases and redeems shares of the Fund at net asset value, a value which reflects the deduction from the assets of the Fund of its investment management fee and of certain operating expenses described briefly under "Summary Information."

                                 THE CONTRACTS

  The descriptions herein are based on certain provisions of the Contracts offered by this Prospectus. Reference should be made to the actual Contracts and to the terms and limitations of any tax qualified plan which is to be funded by such Contracts. Tax qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted thereby.

 PURCHASE OF CONTRACTS

  The marketing representative will assist in the completion of the application for the Contract and will be responsible for its transmittal, together with the necessary purchase payment, to JHVLICO's Servicing Office. If the application is complete and the Contract applied for is suitable, the Contract will be issued and thereafter delivered by the marketing representative. If the completed application is received in proper order, the initial purchase payment accompanying the completed application is applied within two business days after receipt. If an initial purchase payment is not applied within five business days after receipt, it will be refunded unless JHVLICO has received the consent of the applicant to retain the purchase payment until receipt of information necessary to complete the issuance of the Contract.

  The initial purchase payment must be at least $5,000 ($1,000 for individual retirement accounts and qualified plans) and subsequent payments must be at least $50 in amount, except where otherwise permitted by JHVLICO. Maximum transfers and payments to any one subaccount in a single Contract Year are $500,000, ($100,000 into the Fixed Account after the initial premium). Increases in purchase payments beyond the foregoing limits may be made only with JHVLICO's written consent. While the Annuitant is living and the Contract is in force, purchase payments may be made at any time before maturity, except that no new purchase payments may be made after the Annuitant's 85th birthday. These limits may be waived by JHVLICO.

                            THE ACCUMULATION PERIOD

 ACCUMULATION SHARES

  Net purchase payments are allocated by JHVLICO to any one or more of the subaccounts or the Fixed Account or allocated among the subaccounts and the Fixed Account in the proportion specified in the application for the Contract or as directed by the Owner from time to time. Any change in the election will be effective as to purchase payments made after the receipt by JHVLICO at its Servicing Office of notice in form satisfactory to JHVLICO.

  Each net purchase payment allocated to a subaccount purchases Accumulation Shares of that subaccount at the value of such shares next determined after the receipt of such net purchase payment at the Home Office of JHVLICO. See "Variable Account Valuation Procedures." The number of Accumulation Shares of a subaccount purchased with a specific purchase payment will be determined by dividing the net purchase payment by the value of an Accumulation Share in that subaccount when the net purchase payment is applied. The value of the Accumulation Shares so purchased will vary in amount thereafter, depending upon the investment performance of the subaccount and the charges and deductions made against the subaccount.

 VALUE OF ACCUMULATION SHARES

  At any date prior to a Contract's maturity date, the total value of the Accumulation Shares in a subaccount which have been credited to a Contract can be computed by multiplying the number of such Accumulation Shares by the appropriate Accumulation Share Value in effect for such date.

 TRANSFERS AMONG SUBACCOUNTS

  Not more often than twelve times in each Contract Year, but not on or within 30 days prior to the date of maturity, the Owner may elect to transfer all or any part of the Accumulation Shares or Annuity Units credited to a Contract from one subaccount to another. Any such transfer will result in the redemption and purchase of Accumulation Shares or Annuity Units, whichever is applicable, on the basis of the respective values next determined after receipt of notice satisfactory to JHVLICO at its Servicing Office. (For Fixed Account transfers, see "Appendix--Fixed Account and Fixed Account Value.") A transfer pursuant to the dollar-cost averaging feature discussed below counts toward the twelve transfers per year.

  An Owner may request a transfer in writing or, once a written telephone transfer authorization form is completed by the Owner, the Owner may request a transfer by telephoning JHVLICO at 800 REAL LIFE (800-732-5543) or sending a written request via the JHVLICO fax machine at 617-572-5410. Any written request should include the Owner's name, daytime telephone number, and Contract number as well as the names of the subaccounts from which and to which money will be transferred. JHVLICO reserves the right to modify, suspend, or terminate telephone transfers at any time without notice to the Owners. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transfers will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone transfer instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transfers, and which are reasonably designed to confirm that transfer instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

 DOLLAR-COST AVERAGING

  The Owner may elect to have automatically transferred on a monthly, quarterly, semi-annual or annual basis, at no cost, part of the Accumulation Shares credited to the Money Market subaccount into one or more of the other subaccounts. The minimum amount of each transfer is $250. Automatic transfers into the Fixed Account are not permitted. To begin the program, the Accumulated Value of the Contract must be at least $20,000. The program continues until the earlier of 12, 24, or 36 (as chosen by the Owner) months and full liquidation of the Money Market subaccount. Transfers may be made via telephone or facsimile machine provided a telephone authorization form has been completed by the Owner. JHVLICO reserves the right to terminate the dollar-cost averaging program at any time.

 SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

  Prior to its date of maturity, if the Annuitant is living, a Contract may be surrendered for a cash payment representing all or part of the total Accumulated Value of the Contract. The appropriate number of Accumulation Shares will be redeemed at their value next determined after the receipt by JHVLICO at its Servicing Office of notice in form satisfactory to JHVLICO. Unless directed otherwise by the Owner, that portion of the Accumulated Value of the Contract redeemed in a partial withdrawal will be redeemed in each subaccount and in the Fixed Account in the same proportion as the Accumulated Value of the Contract is then allocated among the subaccounts and the Fixed Account. The redemption value may be more or less than the net purchase payments applied under the Contract to purchase the Accumulation Shares, depending upon the market value of the Fund shares held in the subaccount at the time, minus any applicable Withdrawal Charge and any unpaid contract fees. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. As described under "Miscellaneous Provisions--Deferment of Payment," however, redemption and payment may be delayed under certain circumstances. See "Federal Income Taxes" for possible adverse tax consequences of certain surrenders and partial withdrawals.

  Any request for a surrender or partial withdrawal should be mailed to P.O. Box 111, Boston, MA 02117.

  A partial withdrawal is not permitted in an amount less than $100 or if the total Accumulated Value of a Contract remaining after the withdrawal would be less than $1,000. A partial withdrawal is not a loan and, once made, cannot be repaid.

  In the event the Accumulated Value of the Contract becomes zero, the Contract will terminate.

 SYSTEMATIC WITHDRAWAL

  The Owner may elect to participate in a systematic withdrawal plan, which enables the Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Owners entering into such a plan instruct JHVLICO to withdraw a level dollar amount from the Contract on a monthly, quarterly, semi-annual, or annual basis. The amount deducted will result in the cancellation of Accumulation Shares from each applicable subaccount in the ratio that the value of each subaccount bears to the total Accumulated Value. Currently, systematic withdrawal is available to Owners who have a Contract Value of $25,000 or more. The Company reserves the right to modify the eligibility rules or other terms and conditions of this program at any time, without notice. The total systematic withdrawal in a Contract Year is limited to 10% of the Accumulated Value of the Contract as of the beginning of the Contract Year. The minimum withdrawal is $100. Withdrawals are subject to the Withdrawal Charge described above. The systematic withdrawal will terminate upon cancellation by the Owner or in the event that the Accumulated Value of the Contract becomes $5,000 or less. Systematic withdrawal is not available to Contracts participating in the Dollar-Cost Averaging program. There may be tax consequences associated with the systematic withdrawal plan. (See "Federal Income Taxes.")

 DEATH BENEFIT BEFORE DATE OF MATURITY

  If the Annuitant dies before the date of maturity or the surrender or termination of a Contract, a death benefit is payable. The death benefit will be the greatest of (a) the Accumulated Value of the Contract next determined following receipt at the Servicing Office of JHVLICO of due proof of death, together with any required instructions as to method of settlement, (b) the amount of the purchase payments made under the Contract reduced by all prior partial withdrawals (including Withdrawal Charges), if any, or (c) in states where permitted by law, the highest Accumulated Value of the Contract as of any third interval Contract anniversary preceding the Contract anniversary nearest the Annuitant's 81st birthday, plus the purchase payments made under the Contract, adjusted for partial withdrawals (including any Withdrawal Charges), since such Contract anniversary.

  In making the computation described in clause (c) of the preceding sentence, the Accumulated Value on the third Contract anniversary, and on every third anniversary thereafter (until the Contract anniversary preceding the Contract anniversary that is closest to the Annuitant's 81st birthday) is adjusted for subsequent premium payments and withdrawals and Withdrawal Charges. The highest such adjusted Accumulated Value is then compared to the amounts described in clauses (a) and (b), above. The greatest of these three amounts forms a minimum. This minimum or "floor" is first established on the third Contract anniversary and may increase on future third interval Contract anniversaries as a result of additional premium payments or favorable investment performance, but it will never decrease unless partial withdrawals are made. The "stepped-up" death benefit thus reflected in clause (c) above is provided at no additional cost to the Owner. In the event that the Owner is different from the Annuitant, the distribution rules required by the Code will apply, as discussed below.

  Payment of the death benefit will be made in a single sum to the beneficiary designated by the Owner prior to the Annuitant's death unless an optional method of settlement has been elected by the Owner. If an optional method of settlement has not been elected by the Owner, the beneficiary may elect an optional method of settlement in lieu of a single sum. No deduction is made for sales or other expenses upon such election. Payment will be made in a single sum in any event if the death benefit is less than $5000. (See "Annuity Period--Annuity Options".) If there is no surviving beneficiary, the Owner, or his or her estate is the beneficiary.

  The Code requires certain distribution provisions to be included in any Contract used to fund other than a tax qualified plan (See "Federal Income Taxes"). Failure to include the required distribution provisions results in the Contract not being treated as an annuity for Federal tax purposes. The Code imposes comparable distribution requirements for Contracts used to fund tax qualified plans. These required provisions for tax qualified plans will be reflected by means of separate disclosures and endorsements furnished by JHVLICO to Owners.

  The Code distribution requirements are expected to present no practical problems when the Annuitant and Owner are the same person. Nevertheless, all Owners of Contracts not used to fund a tax qualified plan and IRA Contract Owners should be aware that the following distribution requirements are applicable notwithstanding any provision to the contrary in the Contract (or in this prospectus) relating to payment of the death benefit or death of the Annuitant.

  If the Owner dies on or after annuity payments have begun, any remaining benefit must be paid out at least as rapidly as under the method of making annuity payments then in effect. If the Owner dies before annuity payments have begun: (a) if the beneficiary is the surviving spouse of the Owner, the beneficiary may continue the Contract in force as Owner; or (b) if the beneficiary is not the surviving spouse of the Owner, or if the beneficiary is the surviving spouse of the Owner but does not choose to continue the Contract, the entire interest in the Contract on the date of death of the Owner must be: (i) paid out in full within 5 years of the Owner's death, or
(ii) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within 1 year of the Owner's death.

  The Code imposes comparable distribution requirements on tax qualified plans.

  If the Owner is not the Annuitant, "the entire interest in the Contract on the date of death of the Owner" is equal to the Surrender Value if paid out in full within five years of the Owner's death, or is equal to the Accumulated Value if applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of the Owner's death.

  Note that "the entire interest in the Contract on the date of death of the Owner" which is payable if the Owner dies before annuity payments have begun may be an amount less than the death benefit which would have been payable if the Annuitant had died instead. Note also that notice should be furnished promptly to JHVLICO upon the death of the Owner.

                              THE ANNUITY PERIOD

  During the annuity period, the total value of any one Contract must be allocated among no more than four "accounts" (i.e., the subaccounts and/or the Fixed Account). Amounts allocated to the Fixed Account will provide annuity payments on a fixed basis; amounts allocated to the subaccounts will provide annuity payments on a variable basis. If more than four accounts are being used on the maturity date, JHVLICO will divide the total Accumulated Value of the Contract proportionately among the four accounts with the largest Accumulated Values. Only variable annuity payments are described in this prospectus.

  Annuity payments will commence on the date of maturity of the Contract if the Annuitant is then living and the Contract is then in force. Each Contract will provide at the time of its issuance for a Life

Annuity with Ten Years Certain. Under this form of annuity, variable annuity payments are made monthly to the Annuitant for life and, if the Annuitant dies within ten years after the date of maturity of the Contract, the payments remaining in the ten-year period will be made to the contingent payee, subject to the terms of any supplementary agreement issued. (NOTE: The terminology used in a supplementary agreement may differ from that used in a Contract. For example, in a supplementary agreement, the term "payee" may be used to refer to the Annuitant or to some other person named by the Annuitant or the Owner to receive payments under the supplementary agreement in the event of the Annuitant's death, and the term "contingent payee" may be used to refer to the beneficiary.) A different form of annuity may be elected by the Owner, as described in "Annuity Options," prior to the date of maturity of the Contract. Once a given form of annuity takes effect, it may not be changed.

  If the initial monthly annuity payment under a Contract would be less than $50, JHVLICO may make a single sum payment equal to the total Surrender Value of the Contract on the date the initial payment would be payable, in place of all other benefits, or, if agreed to by the Owner, make periodic payments at quarterly, semi-annual or annual intervals in place of monthly payments.

  Each Contract specifies a provisional date of maturity at the time of its issuance, which date may be no earlier than six months after the date the first payment is applied to the Contract. The Owner may subsequently elect a different date of maturity, however. Unless otherwise permitted by JHVLICO, such subsequently elected date may be no earlier than six months after the date the first payment is applied to the Contract, nor later than the maximum maturity age specified in the Contract. The election is made by written notice received by JHVLICO at its Servicing Office before the provisional date of maturity and at least 31 days prior to the date of maturity. If a date of maturity different from the provisional date of maturity is not elected by the Owner, the provisional date of maturity shall be the date of maturity of the Contract. Particular care should be taken in electing the date of maturity of Contracts issued under tax qualified plans. (See "Federal Income Taxes.")

 VARIABLE MONTHLY ANNUITY PAYMENTS

  Variable monthly annuity payments under a Contract are determined by converting each subaccount's Accumulation Shares credited to the Contract (less any applicable premium tax) into the respective Annuity Units of each subaccount on the date of maturity of the Contract or some other date elected for commencement of variable annuity payments. See "Calculation of Annuity Units."

  The amount of each annuity payment after the first payment will depend on the investment performance of the subaccounts being used. If the actual net investment return (after deducting all charges) of a subaccount during the period between the dates for determining two monthly payments based on that subaccount exceeds the "assumed investment rate" (explained below), the latter monthly payment will be larger than the former. On the other hand, if the actual net investment return is less than the assumed investment rate, the latter monthly payment will be smaller than the former.

 ASSUMED INVESTMENT RATE

  The assumed investment rate for all Contracts will be 3 1/2% per year except as provided below. The assumed investment rate is significant in determining the amount of the initial variable monthly annuity payment and the amount by which subsequent variable monthly payments are more or less than the initial variable monthly payment.

  Where applicable state law so provides, an Owner may elect a variable annuity option with a different assumed investment rate, not in excess of 6%, if such a rate is made available by JHVLICO in the Owner's state. Election of a higher assumed investment rate produces a larger initial annuity payment but also means that eventually the monthly annuity payments would be smaller than if a lower assumed investment rate had been elected.

 CALCULATION OF ANNUITY UNITS

  Accumulation Shares are converted into Annuity Units by first multiplying the number of each subaccount's Accumulation Shares credited to the Contract on the date of conversion by the appropriate Accumulation Share Value as of ten calendar days prior to the date the initial variable monthly annuity pay-ment is due. For each subaccount the resulting value (less any applicable pre-mium tax) is then multiplied by the applicable annuity purchase rate, which reflects the age and possibly sex of the Annuitant and the assumed investment rate, specified in the Contract. This computation determines the amount of each subaccount's initial monthly variable annuity payment to the Annuitant. The number of each subaccount's Annuity Units to be credited to the Contract is then determined by dividing the amount of each subaccount's initial vari-able monthly annuity payment by each subaccount's Annuity Unit Value as of ten calendar days prior to the date the initial payment is due.

 ANNUITY OPTIONS

  The Owner may elect an Annuity Option during the lifetime of the Annuitant by written notice received by JHVLICO at its Servicing Office prior to the date of maturity of the Contract. If no option is selected, Option A with Ten Years Certain will be used. A beneficiary entitled to payment of a death benefit in a single sum may, if no election has been made by the Owner prior to the Annuitant's death, elect an Annuity Option by written notice received by JHVLICO at its Servicing Office prior to the date the proceeds become payable. The Owner may also elect that the Surrender Value be applied to an Annuity Option at the time of a full surrender of a Contract that has been outstanding for at least 6 months. No option may be elected if the Accumulated Value of the Contract to be applied is less than $5,000. Among the options available are the following two basic Annuity Options.

 OPTION A: LIFE ANNUITY WITH FIVE, TEN OR TWENTY YEARS CERTAIN

  Variable monthly payments will be made for a designated period of 5, 10 or 20 years and thereafter as long as the payee lives, with the guarantee that if the payee dies prior to the end of the 5, 10 or 20 year period, whichever is applicable, payments will continue for the remainder of the guaranteed period to a contingent payee, subject to the terms of any supplementary agreement issued.

 OPTION B: LIFE ANNUITY WITHOUT REFUND

  Variable monthly payments will be made to the payee as long as he lives. No minimum number of payments is guaranteed.

 OTHER CONDITIONS

  JHVLICO reserves the right at its sole discretion to make available to Owners and other payees optional methods of payment in addition to the Annuity Options described in this Prospectus and the applicable Contract.

  Federal income tax requirements currently applicable to H.R. 10 and individual retirement annuity plans provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

  If the Owner dies on or after annuity payments have begun, any remaining benefit must be paid out at least as rapidly as under the method of making annuity payments then in effect. The Code imposes a comparable distribution requirement for Contracts used to fund tax qualified plans.

                     VARIABLE ACCOUNT VALUATION PROCEDURES

VALUATION DATE--A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. On any date other than a Valuation Date, the

Accumulation Share Value or Annuity Unit Value will be the same as that on the next following Valuation Date.

VALUATION PERIOD--A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION SHARE VALUE--The Accumulation Share Value is calculated separately for each subaccount. The value of one Accumulation Share on any Valuation Date is determined for each subaccount by multiplying the immediately preceding Accumulation Share Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITY UNIT VALUE--The Annuity Unit Value is calculated separately for each subaccount. The value of one Annuity Unit on any Valuation Date is determined for each subaccount by first multiplying the immediately preceding Annuity Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such date and then multiplying this product by an adjustment factor which will neutralize the assumed investment rate used in determining the amounts of annuity payable. The adjustment factor for a Valuation Period of one day for Contracts with an assumed investment rate of 3 1/2% per year is
 .99990575. The assumed investment rate is neutralized by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the subaccount exceeds 3 1/2% per year and will decrease only if it is less than 3 1/2% per year.

NET INVESTMENT FACTOR--The Net Investment Factor for each subaccount for any Valuation Period is equal to 1 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1. The net investment rate for each subaccount for any Valuation Period is equal to
(a) the accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such Valuation Period less (b) the sum of a deduction for any applicable income taxes and, for each calendar day in the Valuation Period, a deduction of 0.004110% of the value of each subaccount at the beginning of the Valuation Period, the result then being divided by (c) the value of the total net assets of each subaccount at the beginning of the Valuation Period.

ADJUSTMENT OF UNITS AND VALUES--JHVLICO reserves the right to change the number and value of the Accumulation Shares or Annuity Units or both credited to any Contract, without the consent of the Owner or any other person, provided strict equity is preserved and the change does not otherwise affect the benefits, provisions or investment return of the Contract.

                           MISCELLANEOUS PROVISIONS

 RESTRICTION ON ASSIGNMENT

  In order to qualify for favorable tax treatment, certain Contracts may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, to any person, unless the Owner is the trustee of a trust described in Section 401(a) of the Code. Because an assignment, pledge or other transfer may be a taxable event an Owner should consult a competent tax adviser before taking any such action.

 DEFERMENT OF PAYMENT

  Payment of the value of any Accumulation Shares in a single sum upon a surrender or partial withdrawal will ordinarily be made within seven days after receipt of the written request therefor by JHVLICO at its Servicing Office. However, redemption may be suspended and payment may be postponed at times (a) when the New York Stock Exchange is closed, other than customary weekend and holiday closings, (b) when trading on that Exchange is restricted,
(c) when an emergency exists as a result of which disposal of securities in a subaccount is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of a subaccount or (d) when a governmental body having jurisdiction over the Account by order permits such suspension. Rules and regulations of the Securities and Exchange Commission, if any are applicable, will govern as to whether conditions described in (b) or (c) exist.

 RESERVATION OF RIGHTS

  JHVLICO reserves the right to add or delete subaccounts, to change the underlying investments of any subaccount, to operate the Account in any form permitted by law and to terminate the Account's registration under the 1940 Act if such registration should no longer be legally required. Certain changes may, under applicable laws and regulations, require notice to or approval of Owners. Otherwise, changes do not require such notice or approval.

 OWNER AND BENEFICIARY

  The Owner has the sole and absolute power to exercise all rights and privileges under the Contract, except as otherwise provided by the Contract or by written notice of the Owner. The Owner and the beneficiary are designated in the application and may be changed by the Owner, effective upon receipt of written notice at the Servicing Office, subject to the rights of any assignee of record, any action taken prior to receipt of the notice and certain other conditions. While the Annuitant is alive, the Owner may be changed by written notice. The beneficiary may be changed by written notice no later than receipt of due proof of the death of the Annuitant. The change will take effect whether or not the Owner or the Annuitant is then alive.

                             FEDERAL INCOME TAXES

THE ACCOUNT AND JHVLICO

  JHVLICO is taxed as a life insurance company under the Code. The Account is part of JHVLICO's total operations and is not taxed separately as a "regulated investment company" or otherwise.

  The Contracts permit JHVLICO to charge against the Account any taxes, or provisions for taxes, attributable to the operation or existence of the Contracts or the Account. Currently, JHVLICO does not anticipate making a charge for income and other taxes because of the level of such taxes. If the level of current tax is increased, or is expected to increase in the future, JHVLICO reserves the right to make a charge in the future.

  JHVLICO assumes no responsibility for determining whether a particular retirement plan satisfies the applicable requirements of the Code or whether a particular employee is eligible for inclusion under a plan.

CONTRACTS PURCHASED OTHER THAN TO FUND A TAX QUALIFIED PLAN

 THE OWNER OR OTHER PAYEE

  The Contracts are considered annuity contracts under Section 72 of the Code. Currently no Federal income tax is payable on increases in Contract Value until payments are made to the Owner or other payee under such Contract. However, a Contract owned other than by a natural person is not generally an annuity for tax purposes and any increase in value thereunder is taxable as ordinary income as accrued.

  When payments under a Contract are made in the form of an annuity, the amount of each payment is taxed to the Owner or other payee as ordinary income to the extent that such payment exceeds an allocable portion of the Owner's "investment in the contract" (as defined in the Code). In general, an Owner's "investment in the contract" is the aggregate amount of purchase payments made by him, reduced by any amounts previously distributed from the Contract that were not subject to tax. The portion of each variable annuity payment to be excluded from income is determined by dividing the "investment in the contract," adjusted by any refund feature, by the number of periodic payments anticipated during the time that periodic payments are to be made. In the case of a fixed annuity payment, the amount to be excluded in each year is determined by dividing the "investment in the contract," adjusted by any refund feature, by the amount of "expected return" during the time that periodic payments are to be made, and then multiplying by the amount of the payment."

  When a payment under a Contract is made in a single sum, the amount of the payment is taxed as ordinary income to the Owner or other payee to the extent it exceeds the Owner's "investment in the contract."

 PARTIAL WITHDRAWALS BEFORE ANNUITY STARTING DATE

  When a payment under a Contract, including a payment under a systematic withdrawal plan, is less than the amount that would be paid upon the Contract's complete surrender and such payment is made prior to the commencement of annuity payments under the Contract, part or all of the payment (the partial withdrawal) may be taxed to the Owner or other payee as ordinary income.

  On the date of the partial withdrawal, if the cash value of the Contract is greater than the investment in the Contract, any part of such excess value so withdrawn is subject to tax as ordinary income.

  If an individual assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed as ordinary income to the same extent as a partial withdrawal.

 PENALTY FOR PREMATURE WITHDRAWALS

  In addition to being included in ordinary income, the taxable portion of any withdrawal may be subject to a 10-percent penalty tax. The penalty tax does not apply to payments made to the Owner or other payee after the Owner attains age 59 1/2, or on account of the Owner's death or disability. If the withdrawal is made in substantially equal periodic payments over the life of the Annuitant or other payee or over the joint lives of the Annuitant and the Annuitant's beneficiary the penalty will also not apply.

DIVERSIFICATION REQUIREMENTS

  Each of the Portfolios of the Fund intends to qualify as a regulated investment company under Subchapter M of the Code and will have to meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. The Treasury Department and the Internal Revenue Service may, at some future time, issue a ruling or a regulation presenting situations in which it will deem "investor control" to be present over the assets of the underlying Portfolios, causing the Owner to be taxed currently on income credited to the Contracts. In such a case, JHVLICO reserves the right to amend the Contract or the choice of underlying Portfolios to avoid current taxation to the Owners.

CONTRACTS PURCHASED TO FUND A TAX QUALIFIED PLAN

 WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

  Recent legislation requires 20% withholding on certain distributions from tax qualified plans. An Owner wishing to rollover his entire distribution should have it paid directly to the successor plan. Otherwise, the Owner's distribution will be reduced by the 20% mandatory income tax. Consult a qualified tax adviser before taking such a distribution.

 CONTRACTS PURCHASED UNDER INDIVIDUAL RETIREMENT ANNUITY PLANS (IRA)

  In general the maximum amount of purchase payments deductible each year with respect to an individual retirement annuity contract (as defined in Section 408 of the Code) issued on the life of an eligible purchaser is the lesser of $2,000 or 100% of compensation includible in gross income. A person may also purchase a contract for the benefit of his or her spouse (including, for example, a homemaker who does not work outside the home). Where an individual elects to deduct amounts contributed on his or her own behalf and on behalf of a spouse, the maximum amount of purchase payments deductible up to $2,000 for each spouse if their combined compensation is at least equal to the contributed amount. However, not more than $2,000 can be allocated to either person's account. If you or your spouse is an active participant in an employer-sponsored retirement plan, you are permitted to make a deductible purchase payment only if your adjusted gross incomes are below certain amounts.

  No deduction is allowed for purchase payments made in or after the taxable year in which the Owner has attained the age of 70 1/2 years nor is a deduction allowed for a "rollover contribution" as defined in the Code.

  When payments under a Contract are made in the form of an annuity, or in a single sum such as on surrender of the Contract or by partial withdrawal, the payment is taxed as ordinary income.

  IRS required minimum distributions must begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The Owner may incur adverse tax consequences if a distribution on surrender of the Contract or by partial withdrawal is made prior to his attaining age 59 1/2, except in the event of his death or total disability or certain other circumstances.

 CONTRACTS PURCHASED UNDER SIMPLE RETIREMENT ACCOUNTS (SIMPLE IRAS)

  In general, premium payments may be made to a SIMPLE IRA retirement plan established by a small business employee who employs 100 or fewer employees on any day during the preceding calendar year. An eligible employee may specify the percentage of compensation the employee elects to contribute not to exceed $6,000 a year. The employer must elect to make a matching contribution of up to 3% of the employee's compensation or a non-elective contribution equal to 2% of the employee's compensation.

 CONTRACTS PURCHASED UNDER SECTION 403(B) PLANS (TSA)

  Purchase payments made by an employer which is a public school system or a tax-exempt organization described in Section 501(c)(3) of the Code under annuity purchase arrangements described in Section 403(b) of the Code are not taxable currently to the Owner, to the extent that the aggregate of such amounts does not exceed the Owner's "exclusion allowance" (as defined in the Code). In general, an Owner's "exclusion allowance" is determined by multiplying 20% of his "includible compensation" (as defined in the Code) by the number of years of his service with the employer and then subtracting from that product the aggregate amount of purchase payments previously excluded from income and certain other employer payments to retirement plans in which the Owner is a participant. Additional limitations applicable to purchase payments are described in Section 415 of the Code. Deferrals under all plans made at the election of the Owner generally are limited to an aggregate of $9500 annually.

  When payments under a Contract are made in the form of an annuity, such payments are taxed to the Owner or other payee under the same rules that apply to such payments under corporate plans (discussed below) except that five-year averaging and capital gain phase-out are not available.

  When payment under a Contract is made in a single sum, such as on surrender of the contract or by partial withdrawal, the taxable portion of the payment is taxed as ordinary income and the penalty for premature withdrawals may be applicable.

  Ordinarily an Owner in a Section 403(b) plan does not have any "investment in the contract" and, thus, any distribution is fully taxed as ordinary income.

  Distributions are prohibited before the Owner is age 59 1/2, except on the Owner's separation from service, death, or disability and except with respect to distributions attributable to assets held as of December 31, 1988. This prohibition does not (1) preclude transfers and exchanges to other products that qualify under Section 403(b) or (2) restrict withdrawals of certain amounts attributable to pre-January 1, 1989, premium payments.

 CONTRACTS PURCHASED UNDER CORPORATE PLANS

  In general, purchase payments made by a corporation under a qualified pen-sion or profit-sharing plan described in Section 401(a) of the Code or a qual-ified annuity plan described in Section 403(a) of the Code are deductible by the corporation and are not taxable currently to the employees.

  When payments under a Contract are made in the form of an annuity, the amount of each payment is taxed to the Annuitant or other payee as ordinary income except in those cases where the Annuitant has an "investment in the contract" (as defined in the Code). In general, an Annuitant's "investment in the contract" is the aggregate amount of purchase payments made by him. If an Annuitant has an "investment in the contract," a portion of each annuity payment is excluded from income until the investment in the contract is recovered. The amount to be excluded in each year, in the case of a variable annuity payment, is determined by dividing the "investment in the contract," adjusted by any refund feature, by the number of periodic payments anticipated during the time that periodic payments are to be made. The calculation for fixed annuity payments is somewhat different.

  When payment under a Contract is made in a single sum or a total distribution is made within one taxable year of the Annuitant or other payee, the amount of the payment is taxed to the Annuitant or other payee to the extent it exceeds the Annuitant's "investment in the contract." If such payment is made after the Annuitant has attained age 59 1/2, or on account of his death, retirement or other termination of employment or on account of his death after termination of employment, five year averaging and a phase-out of capital gains treatment for pre-1974 contributions may be available with respect to one distribution. Other rules may be available to taxpayers who have attained age 50 prior to January 1, 1986.

  IRS required minimum distributions must begin no later than April 1 of the year following the year in which the Annuitant attains age 70 1/2 even if the Annuitant has not retired.

 CONTRACTS PURCHASED UNDER H.R. 10 PLANS (SELF-EMPLOYED)

  Self-employed persons, including partnerships, may establish tax qualified pension and profit-sharing plans and annuity plans for themselves and for their employees. Generally, the maximum amount of purchase payments deductible each year with respect to variable annuity contracts issued on the life of self-employed persons is $30,000 or 25% of "earned income" (as defined in the Code), whichever is less. Self-employed persons must also make purchase payments for their employees (who have met certain eligibility requirements) at least at the same rate as they do for themselves. In general, such purchase payments are deductible in full and are not taxable currently to such employees.

  Tax qualified plans may permit self-employed persons and their employees to make additional purchase payments themselves (which are not deductible) of up to 10% of earned income or compensation.

  When payments under a Contract are made in the form of an annuity, such payments are taxed to the Annuitant or other payee under the same rules that apply to such payments under corporate plans (discussed earlier).

  The tax treatment of single sum payments is also the same as under corporate plans except that five year averaging may be unavailable to a self-employed Annuitant on termination of service for reasons other than disability.

  The same rules that apply to commencement of annuity payments under corporate plans apply to H.R. 10 plans.

 CONTRACTS PURCHASED BY TOP-HEAVY PLANS

  Certain corporate and H.R. 10 plans may be characterized under Section 416 of the Code as "top-heavy plans" if a significant portion of the plan assets is held for the benefit of the "key employees" (as defined in the Code). Care must be taken to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

 CONTRACTS PURCHASED UNDER GOVERNMENT DEFERRED COMPENSATION PLANS (SECTION
457)

  Participants in certain deferred compensation plans maintained by a state, a political subdivision of a state, or their agencies or instrumentalities or by tax-exempt organizations are permitted to exclude a portion of their compensation from gross income. Amounts so deferred (including any income thereon) shall be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the Annuitant or other payee.

  In general, the maximum amount of compensation which may be deferred under such tax-favored plans is the lesser of $7500 or 33 1/3% of the participant's "includible compensation" (as defined in the Code). The deferred compensation plan itself must satisfy several conditions, among which are that the plan must not permit distributions prior to the participant's separation from service (except in the case of an unforeseen emergency), and that all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

  When payment under a Contract is made in the form of an annuity, or in a single sum such as on surrender of the Contract or by partial withdrawal, the payment is taxed as ordinary income.

 WITHHOLDING OF TAXES

  JHVLICO is obligated to withhold taxes from certain payments unless the recipient elects otherwise. The withholding rate varies depending upon the nature and the amount of the distribution. JHVLICO will notify the Owner or other payee in advance of the first payment of his or her right to elect out of withholding and furnish a form on which the election may be made. Any election must be received by JHVLICO in advance of the payment in order to avoid withholding.

 SEE YOUR OWN TAX ADVISER

  The above description of Federal income tax consequences of owning a Contract and of the different kinds of tax qualified plans which may be funded by the Contracts is only a brief summary and is not intended as tax advice. Nor does it include a discussion of Federal estate and gift tax or state tax consequences. Tax laws and regulations are subject to change and such changes may be retroactive. The rules governing the provisions of tax qualified plans are extremely complex and often difficult to understand. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. For example, premature withdrawals are generally subject to a 10-percent penalty tax. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information a prospective purchaser should consult a qualified tax adviser.

                                  PERFORMANCE

  The Account may, from time to time, advertise certain performance information with respect to its subaccounts. THE PERFORMANCE INFORMATION IS BASED ON HISTORICAL INVESTMENT EXPERIENCE OF THE SUBACCOUNTS AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

  The subaccounts may include total return in advertisements. When a subaccount advertises its total return, it will usually be calculated for one year, five years, and ten years or for the life of the applicable portfolio. Total return is the percentage change between the value of a hypothetical investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the deduction of any Withdrawal Charge which would be payable if the Contract Owner surrendered the Contract at the end of the period indicated. Total return at the Account level reflects all Contract charges (other than premium tax charges)-- Withdrawal Charge, mortality and expense risk charges, administrative service charge, and the annual contract fee--and is therefore lower than total return at the Fund level where no comparable charges have been deducted. Because the Contracts were first offered in 1995, a total return figure does not necessarily correspond to the total return actually earned by any Contract Owner.

  The Money Market Subaccount may advertise "current yield" and "effective yield." Current yield refers to the income earned by the subaccount over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested in the subaccount and thus compounded in the course of a 52-week period. The effective yield will be slightly higher than the current yield because of this compounding effect of the assumed reinvestment.

  The other subaccounts may also advertise current yield. For these subaccounts, the current yield will be calculated by dividing the annualization of the income earned by the subaccount during a recent thirty-day period by the maximum offering price per unit at the end of such period. In all cases, current yield and effective yield reflect the recurring charges on the Account level including the annual contract fee but do not reflect any premium tax charge or any Withdrawal Charge.

  Performance information for the subaccounts may be compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service which monitors and ranks the performance of investment companies, or tracked by other rating services, companies, publications, or persons who independently monitor and rank investment company performance. Performance figures are calculated in accordance with standardized methods established by each reporting service.

                               STATE REGULATION

  JHVLICO is subject to the provisions of the Massachusetts insurance laws applicable to stock life insurance companies and to regulation and supervision by the Massachusetts Commissioner of Insurance. JHVLICO is also subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

                                    REPORTS

  Reports will be furnished at least annually to an Owner showing the number and value of Accumulation Shares credited to the variable annuity contract and containing the financial statements of the Fund.

                               VOTING PRIVILEGES

  All of the assets in the subaccounts of the Account are invested in shares of the corresponding Portfolios of the Fund. JHVLICO will vote the shares of each of the Portfolios of the Fund which are deemed attributable to qualifying variable annuity contracts or variable life insurance policies at meetings of the Fund's shareholders in accordance with instructions received from owners of such contracts or policies. Shares of the Fund held in the Account which are not attributable to such contracts or policies and those for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportion as the votes based upon the instructions received from the owners of all such contracts and policies funded.

  The number of Fund shares held in each subaccount deemed attributable to each owner is determined by dividing a Contract's Accumulation Share Value (or for a Contract under which annuity payments have commenced, the equivalent) in the subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Fund's meeting.

   Owners of Contracts may give instructions regarding the election of the Board of Trustees of the Fund, ratification of the selection of independent auditors, approval of the Fund's investment management agreement and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

               CHANGES IN APPLICABLE LAW--FUNDING AND OTHERWISE

  The voting privileges described in this prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of Owners if so required, to transfer assets determined by JHVLICO to be associated with the class of contracts to which the Contracts belong from the Account to another separate account or subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts and Federal laws and regulations relating to their issue and sale have been passed upon by Ronald
J. Bocage, Vice President and Counsel for JHVLICO.

                         DISTRIBUTION OF THE CONTRACTS

  John Hancock Distributors, Inc. ("Distributors"), a wholly-owned subsidiary of John Hancock, located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer with the Commission under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Distributors acts as principal underwriter and distributor of the Contracts, pursuant to a distribution agreement it has entered into with John Hancock and JHVLICO. The Contracts may be purchased through either the Distributors' registered representatives who are licensed to sell JHVLICO life insurance policies and annuity contracts or other registered broker-dealers whose representatives are authorized by applicable law to sell variable annuity contracts. The compensation paid to such broker-dealers is not expected to exceed 3% of purchase payments.

  Distributors' registered representatives are compensated for sales of the Contracts on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses actually incurred in connection with the marketing and sale of the Contracts. In addition, John Hancock performs certain insurance underwriting and determines whether to accept or reject the application for a Contract.

                            REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Securities and Exchange Commission. More details may be obtained from the Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of JHVLICO and the Account included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, whose reports thereon appear in the Statement of Additional Information and have been so included in reliance on their reports given on their authority as experts in accounting and auditing.

                             FINANCIAL STATEMENTS

  Financial statements of JHVLICO and the Account may be found in the State-ment of Additional Information. The financial statements of JHVLICO should be distinguished from the financial statements of the Account and should be con-sidered only as bearing upon the ability of JHVLICO to meet its obligations under the Contracts.

                        TABLE OF CONTENTS OF STATEMENT
                           OF ADDITIONAL INFORMATION

                                                              CROSS REFERENCE TO
                                                         PAGE PAGE IN PROSPECTUS
                                                         ---- ------------------
Business History........................................   1        13-14
Distribution Agreement and Other Services...............   1   20, 14-16, 33-34
  Distribution Agreement................................   1      20, 33-34
  Investment Advisory Agreement.........................   1        14-16
  Custodian Agreement...................................   2          --
  Independent Auditors..................................   2          34
Calculation of Performance Data.........................   3        31-32
Calculation of Annuity Payments.........................   4        25-26
Financial Statements....................................   6          34

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses. THE FIXED ACCOUNT IS NOT AVAILABLE FOR PURCHASE PAYMENTS DEPOSITED INTO POLICIES ISSUED IN MARYLAND, WASHINGTON, AND OREGON.

              APPENDIX--THE FIXED ACCOUNT AND FIXED ACCOUNT VALUE

 INVESTMENTS IN THE FIXED ACCOUNT

  Net purchase payments will be allocated to the Fixed Account in accordance with the selection made by the Owner in the application. The Owner may change such selection by notice satisfactory to JHVLICO at its Servicing Office. Any selection must specify what percentage of the purchase payment is to be allocated to the Fixed Account. The percentage must be a whole number.

  The Value in the Fixed Account, at any time prior to annuitization, is equal to:

    (a) net purchase payments allocated to the Fixed Account; plus

    (b) Variable Account Value (amounts held in the subaccounts of the Variable Account) transferred to the Fixed Account; plus

    (c) interest credited on amounts held in the Fixed Account; less

    (d) any prior partial withdrawals from the Fixed Account; less

    (e) amounts transferred out of the Fixed Account to the Variable Account;
  less

    (f) any applicable charges deducted from the Fixed Account.

 INTEREST TO BE CREDITED

  Prior to annuitization, JHVLICO will credit interest (calculated on a compound basis) to purchase payments allocated to the Fixed Account at rates declared by JHVLICO, subject to a minimum rate of 3%. For purposes of this section, Variable Account Value transferred to the Fixed Account shall be treated as a purchase payment.

  Under current practice, the interest rate credited to amounts held in the Fixed Account will be based on the size of the initial payment to the Contract. If the initial payment was $10,000 or more, a higher interest rate will be credited. The rate of interest credited on each amount may vary based upon when that amount was first allocated to the Fixed Account.

 TRANSFER AND REDUCTIONS OF FIXED ACCOUNT VALUE

  The Owner may transfer Fixed Account Value to one or more subaccounts of the Variable Account or may transfer Variable Account Value into the Fixed Account. The maximum amount that may be deposited or transferred to the Fixed Account in a Contract Year is $100,000, exclusive of any initial deposit made to the Fixed Account at the time the Contract is issued; such initial deposit may be as large as $500,000. After the tenth Contract Year, no deposits or transfers may be made into the Fixed Account. JHVLICO may waive these limits.

  Sums on deposit in the subaccounts may be transferred into the Fixed Account up to twelve times within a Contract Year during the accumulation period, but not within six months of a transfer out of the

Fixed Account. Transfers out of the Fixed Account may be made only once in a Contract Year and only on or within 30 days after a Contract anniversary. No more than the greater of 20% of the Fixed Account Value or $500 may be transferred out of the Fixed Account per Contract year. After annuitization, the amount of any fixed annuity allocation may not be changed.

  Transfers will be made after receipt of notice satisfactory to JHVLICO at its Servicing Office. Transfer requests received by JHVLICO before 4:00 p.m. Eastern Time on a business day will be valued as of the close of that day. Any requests received after 4:00 p.m. or on a non-business day will be valued as of the close of the next business day.

  An Owner may request a transfer in writing or, once a written telephone transfer authorization form is completed by the Owner, the Owner may request a transfer by telephoning JHVLICO at 800 REAL LIFE (800 732-5543) or sending a written request via the JHVLICO fax machine at 617-572-5410. Any written request should include the Owner's name, daytime telephone number, and contract number as well as the names of the subaccounts or Fixed Account from which and to which money will be transferred. JHVLICO reserves the right to modify, suspend, or terminate telephone transfers at any time without notice to the Owners. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transfers will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone transfer instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide adequate safeguards against the execution of unauthorized transfers, and which are reasonably designed to confirm that transfer instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

 FIXED ANNUITY PAYMENT VALUES

  The dollar amount of each fixed annuity payment will be determined by dividing the amount applied under the fixed annuity option (net of any applicable premium taxes) by $1,000 and multiplying the result by the greater of: (a) the applicable factor shown in the appropriate table in the Contract; or (b) the factor currently offered by JHVLICO at the time of annuitization. This current factor may be based on the sex of the payee unless prohibited by law.

  APPENDIX--VARIABLE ANNUITY INFORMATION FOR INDIVIDUAL RETIREMENT ANNUITIES

  To help you understand your purchase of this Contract as an Individual Retirement Annuity (IRA), we are providing the following summary.

   I. Accumulation Shares--Each net purchase payment you make into your Contract is allocated to the subaccounts you select, and Accumulation Shares are purchased. This is the unit of measurement used to determine the value of your Contract. The number of shares purchased in any subaccount is based on the share value of that subaccount next determined after receipt of the payment at our Servicing Office. The values of shares fluctuate with the daily investment performance of the corresponding subaccount. The growth in the value of your Contract, to the extent invested in the Separate Account, is neither guaranteed nor projected and varies with the investment Portfolio you have selected. Each net purchase payment allocated to the Fixed Account will be credited interest, as determined by JHVLICO. The minimum guarantee rate is 3%. More details appear under "Accumulation Shares" in this Prospectus and in the "Appendix--The Fixed Account and Fixed Account Value."

   II. Separate Account and Series Fund Charges--The assets of the Separate Account are charged for services and guarantees. The annualized charge equals 1.50%. Fees varying by Portfolio are charged against the Series Fund for investment management and advisory services. Details appear under "Charges Under the Annuity Contracts" in this Prospectus and "Management of the Fund" in the accompanying Series Fund prospectus.

   III. Deductions from the Contract--The full amount of each deposit is applied to the Contract. At or after the purchase date, one or more of the following charges may be made, depending on circumstances.

    1. WITHDRAWAL CHARGE--In each Contract Year, you may withdraw as much as 10% of the Accumulated Value of your Contract as of the beginning of the Contract Year without charge. Withdrawals in excess of this amount will be subject to the following charges:

      YEARS FROM DATE OF
            DEPOSIT                                                  WITHDRAWAL
     TO DATE OF WITHDRAWAL                                             CHARGE
     ---------------------                                           ----------
     7 or more......................................................     0%
     5 but less than 7..............................................     6%
     3 but less than 5..............................................     7%
     less than 3....................................................     8%

    For the purpose of calculating the withdrawal charge, deposits are considered to be withdrawn on a "first-in first-out" basis. Earnings are considered to be withdrawn last and without charge. This is described in more detail under "Withdrawal Charge" in this Prospectus.

    2. CONTRACT FEE--JHVLICO currently deducts $30 from the Accumulated Value of the Contract as a contract fee if the Accumulated Value is less than $10,000. This occurs annually or at the time of surrender. Please refer to "Charges for Administrative Services" in this Prospectus.

    3. STATE PREMIUM TAX--Some states and local governments impose a premium or similar tax on annuities. JHVLICO only deducts this tax when required to do so. Please refer to "Premium or Similar Taxes" in this Prospectus.

      APPENDIX--ILLUSTRATIVE ACCUMULATED VALUE AND ANNUITY PAYMENT TABLES

  The following Tables present illustrative periodic Accumulated Values and annuity payments that would have resulted under a Contract described in this prospectus had such values and payments been based exclusively upon the investment experience of the seven specified subaccounts, assuming investment by each of those subaccounts in the related Portfolio in the Fund and its predecessors during the periods shown. The other subaccounts are not illustrated, because of the limited time that they and their related Fund Portfolios have been available. The Contracts described in this prospectus were first offered in 1995.

  For years ended December 31, 1986, and prior thereto, values have been calculated based upon the actual investment results of the three corresponding variable life insurance managed separate accounts which were the predecessors to the Growth & Income, Sovereign Bond, and Money Market Portfolios, as if the Fund had been in existence prior to March 28, 1986, the date of its reorganization.

  The Tables assume investment of a single purchase payment of $10,000, net of any deductions from purchase payments, and that charges under the Contracts have been made at an annual rate of 1.50% for mortality and expense risks and administrative services. The tables also reflect actual investment management fees and other portfolio expenses for the periods illustrated. Absent expense reimbursements by John Hancock to certain of the Portfolios for some periods, the values illustrated would have been lower.

WHAT THE TABLES ILLUSTRATE

  Subject to the foregoing, each Table I presents for the periods shown the illustrative periodic Accumulated Values for each Account which would have resulted at yearly intervals under a Contract where a net single purchase payment of $10,000 was made, based upon the investment performance of the applicable funding medium.

  Subject to the foregoing, each Table II indicates, at annual intervals, illustrative monthly variable annuity payments for each subaccount which would have been received by an Annuitant or other payee, assuming that an initial annuity payment of $100 was received in the month and year indicated in the respective Tables. The form of annuity illustrated is a life annuity with payments guaranteed for 10 years.

  The results shown should not be considered a representation of the future. A program of the type illustrated in the Tables does not assure a profit or protect against depreciation in declining markets.

                        GROWTH & INCOME SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED JANUARY 2, 1975

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
       CONTRACT YEAR COMMENCING                              OF THE SAME YEAR
       ------------------------                              -----------------
       January 1975.........................................     12,755.81
       January 1976.........................................     14,818.13
       January 1977.........................................     13,031.36
       January 1978.........................................     13,619.76
       January 1979.........................................     15,591.96
       January 1980.........................................     20,033.70
       January 1981.........................................     19,914.88
       January 1982.........................................     25,121.73
       January 1983.........................................     30,156.05
       January 1984.........................................     31,116.54
       January 1985.........................................     41,312.63
       January 1986.........................................     47,097.10
       January 1987.........................................     48,626.56
       January 1988.........................................     55,584.82
       January 1989.........................................     70,924.09
       January 1990.........................................     71,650.24
       January 1991.........................................     88,913.44
       January 1992.........................................     95,382.31
       January 1993.........................................    106,491.92
       January 1994.........................................    104,325.44
       January 1995.........................................    137,933.51
       January 1996.........................................    163,189.31

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- GROWTH & INCOME SUBACCOUNT
  This Table shows, at annual intervals, the illustrative monthly variable an-nuity payments an Annuitant would have received assuming the Annuitant re-ceived a first annuity payment of $100 in January 1975.

                                                                        PAYMENT
       MONTH                                                           FOR MONTH
       -----                                                           ---------
       January 1975...................................................  100.00
       January 1976...................................................  125.93
       January 1977...................................................  139.72
       January 1978...................................................  121.21
       January 1979...................................................  123.09
       January 1980...................................................  135.79
       January 1981...................................................  167.48
       January 1982...................................................  161.98
       January 1983...................................................  196.48
       January 1984...................................................  225.28
       January 1985...................................................  225.83
       January 1986...................................................  291.00
       January 1987...................................................  327.91
       January 1988...................................................  325.80
       January 1989...................................................  358.55
       January 1990...................................................  423.24
       January 1991...................................................  427.37
       January 1992...................................................  487.59
       January 1993...................................................  533.33
       January 1994...................................................  573.95
       January 1995...................................................  545.24
       January 1996...................................................  691.83
       January 1997...................................................  796.08

  The amounts shown are based on the investment performance of the Growth & Income Subaccount, the Growth & Income Portfolio, and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any appli-cable premium tax. See text preceding these Tables.

                        SOVEREIGN BOND SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED JUNE 2, 1980

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
       CONTRACT YEAR COMMENCING                              OF THE SAME YEAR
       ------------------------                              -----------------
       June 1980............................................     10,223.96
       June 1981............................................     10,479.40
       June 1982............................................     13,296.87
       June 1983............................................     13,898.62
       June 1984............................................     15,677.98
       June 1985............................................     18,775.37
       June 1986............................................     20,995.90
       June 1987............................................     21,231.75
       June 1988............................................     22,623.89
       June 1989............................................     25,121.68
       June 1990............................................     26,572.35
       June 1991............................................     30,539.94
       June 1992............................................     32,390.12
       June 1993............................................     35,345.21
       June 1994............................................     33,925.32
       June 1995............................................     39,951.50
       June 1996............................................     40,972.79

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- SOVEREIGN BOND SUBACCOUNT
  This Table shows, at annual intervals, the illustrative monthly variable annuity payments an Annuitant would have received assuming the Annuitant received a first annuity payment of $100 in June 1980.

                                                                        PAYMENT
       MONTH                                                           FOR MONTH
       -----                                                           ---------
       June 1980......................................................  100.00
       June 1981......................................................   95.93
       June 1982......................................................  104.12
       June 1983......................................................  124.33
       June 1984......................................................  118.58
       June 1985......................................................  142.20
       June 1986......................................................  160.43
       June 1987......................................................  160.31
       June 1988......................................................  165.52
       June 1989......................................................  173.81
       June 1990......................................................  177.91
       June 1991......................................................  187.50
       June 1992......................................................  202.68
       June 1993......................................................  216.43
       June 1994......................................................  209.49
       June 1995......................................................  221.21
       June 1996......................................................  224.91

  The amounts shown are based on the investment performance of the Sovereign Bond Subaccount, the Sovereign Bond Portfolio, and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                            MONEY MARKET SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED MAY 13, 1982

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
       CONTRACT YEAR COMMENCING                              OF THE SAME YEAR
       ------------------------                              -----------------
       May 1982.............................................     10,447.10
       May 1983.............................................     11,190.47
       May 1984.............................................     12,183.44
       May 1985.............................................     12,980.32
       May 1986.............................................     13,643.90
       May 1987.............................................     14,340.86
       May 1988.............................................     15,212.41
       May 1989.............................................     16,378.23
       May 1990.............................................     17,463.09
       May 1991.............................................     18,231.23
       May 1992.............................................     18,614.20
       May 1993.............................................     18,898.77
       May 1994.............................................     19,379.82
       May 1995.............................................     20,196.48
       May 1996.............................................     20,956.66

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- MONEY MARKET SUBACCOUNT

  This Table shows, at annual intervals, the illustrative monthly variable annuity payments an Annuitant would have received assuming that Annuitant received a first annuity payment of $100 in May 1982.

                                                                        PAYMENT
       MONTH                                                           FOR MONTH
       -----                                                           ---------
       May 1982.......................................................  100.00
       May 1983.......................................................  103.24
       May 1984.......................................................  107.37
       May 1985.......................................................  112.51
       May 1986.......................................................  115.48
       May 1987.......................................................  116.70
       May 1988.......................................................  118.81
       May 1989.......................................................  122.70
       May 1990.......................................................  127.21
       May 1991.......................................................  130.48
       May 1992.......................................................  130.42
       May 1993.......................................................  128.28
       May 1994.......................................................  125.84
       May 1995.......................................................  125.77
       May 1996.......................................................  126.42

  The amounts shown are based on the investment performance of the Money Market Subaccount, the Money Market Portfolio, and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                       LARGE CAP GROWTH SUBACCOUNT

                   ILLUSTRATIVE PERIODIC ACCUMULATED VALUES
                             AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED NOVEMBER 24, 1987

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
       CONTRACT YEAR COMMENCING                              OF THE SAME YEAR
       ------------------------                              -----------------
       November 1987........................................     10,238.54
       November 1988........................................     11,607.93
       November 1989........................................     14,827.84
       November 1990........................................     15,619.39
       November 1991........................................     19,303.85
       November 1992........................................     20,907.31
       November 1993........................................     23,441.12
       November 1994........................................     22,866.63
       November 1995........................................     29,653.72
       November 1996........................................     34,549.23

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- LARGE CAP GROWTH SUBACCOUNT

  This Table shows, at annual intervals, the illustrative monthly variable annuity payments an Annuitant would have received assuming the Annuitant received a first annuity payment of $100 in November 1987.

                                                                        PAYMENT
       MONTH                                                           FOR MONTH
       -----                                                           ---------
       November 1987..................................................  100.00
       November 1988..................................................  109.48
       November 1989..................................................  134.93
       November 1990..................................................  135.32
       November 1991..................................................  139.55
       November 1992..................................................  168.06
       November 1993..................................................  188.31
       November 1994..................................................  181.52
       November 1995..................................................  216.87
       November 1996..................................................  251.08

  The amounts shown are based on the investment performance of the Large Cap Growth Subaccount and the Large Cap Growth Portfolio. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the Tables.

                              MANAGED SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED NOVEMBER 9, 1987

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
       CONTRACT YEAR COMMENCING                              OF THE SAME YEAR
       ------------------------                              -----------------
       November 1987........................................     10,225.28
       November 1988........................................     11,269.70
       November 1989........................................     13,250.77
       November 1990........................................     13,586.44
       November 1991........................................     16,326.50
       November 1992........................................     17,324.51
       November 1993........................................     19,048.41
       November 1994........................................     18,346.75
       November 1995........................................     22,970.49
       November 1996........................................     25,053.66

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- MANAGED SUBACCOUNT

  This Table shows, at annual intervals, the illustrative monthly variable annuity payments an Annuitant would have received assuming the Annuitant received a first annuity payment of $100 in November 1987.

                                                                        PAYMENT
       MONTH                                                           FOR MONTH
       -----                                                           ---------
       November 1987..................................................  100.00
       November 1988..................................................  109.76
       November 1989..................................................  121.28
       November 1990..................................................  114.32
       November 1991..................................................  135.43
       November 1992..................................................  141.31
       November 1993..................................................  155.23
       November 1994..................................................  145.38
       November 1995..................................................  167.42
       November 1996..................................................  179.28

  The amounts shown are based on the investment performance of the Managed Subaccount and the Managed Portfolio. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the Tables.

                         REAL ESTATE EQUITY SUBACCOUNT

                   ILLUSTRATIVE PERIODIC ACCUMULATED VALUES
                             AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED FEBRUARY 14, 1989

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
       CONTRACT YEAR COMMENCING                              OF THE SAME YEAR
       ------------------------                              -----------------
       February 1989........................................     10,366.26
       February 1990........................................      8,020.62
       February 1991........................................     10,549.34
       February 1992........................................     12,056.82
       February 1993........................................     13,932.73
       February 1994........................................     14,118.57
       February 1995........................................     15,620.42
       February 1996........................................     20,476.46

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS--REAL ESTATE EQUITY SUBACCOUNT

  This Table shows, at annual intervals, the illustrative monthly variable annuity payments an Annuitant would have received assuming the Annuitant received a first annuity payment of $100 in February 1989.

                                                                        PAYMENT
       MONTH                                                           FOR MONTH
       -----                                                           ---------
       February 1989..................................................  100.00
       February 1990..................................................   95.81
       February 1991..................................................   85.30
       February 1992..................................................   99.50
       February 1993..................................................  114.97
       February 1994..................................................  118.20
       February 1995..................................................  121.81
       February 1996..................................................  123.86
       February 1997..................................................  156.85

  The amounts shown are based on the investment performance of the Real Estate Equity Subaccount and the Real Estate Equity Portfolio. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the Tables.

                    INTERNATIONAL EQUITIES SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT HAD BEEN ISSUED FEBRUARY 10, 1989

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
       CONTRACT YEAR COMMENCING                              OF THE SAME YEAR
       ------------------------                              -----------------
       February 1989........................................     11,061.43
       February 1990........................................     10,032.34
       February 1991........................................     12,193.48
       February 1992........................................     11,814.41
       February 1993........................................     15,374.36
       February 1994........................................     14,220.57
       February 1995........................................     15,131.86
       February 1996........................................     16,276.41

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- INTERNATIONAL EQUITIES SUBACCOUNT

  This Table shows, at annual intervals, the illustrative monthly variable annuity payments an Annuitant would have received assuming the Annuitant received a first annuity payment of $100 in February 1989.

                                                                        PAYMENT
       MONTH                                                           FOR MONTH
       -----                                                           ---------
       February 1989..................................................  100.00
       February 1990..................................................   96.68
       February 1991..................................................   89.72
       February 1992..................................................  103.52
       February 1993..................................................   97.94
       February 1994..................................................  123.18
       February 1995..................................................  110.84
       February 1996..................................................  114.00
       February 1997..................................................  114.61

  The amounts shown are based on the investment performance of the International Equities Subaccount and the International Equities Portfolio. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding the Tables.

[LOGO OF JOHN HANCOCK(R) APPEARS HERE]
                                                                   JOHN HANCOCK
                                                VARIABLE LIFE INSURANCE COMPANY


                             ANNUITY TRANSFERLINE
                              AUTHORIZATION FORM

 INSTRUCTIONS: Please complete and sign where indicated. If your Contract will be jointly owned, each Owner must sign. An acknowledgement letter will be sent as soon as your Contract is issued.

 THIS COMPLETED FORM MUST BE SUBMITTED WITH THE APPLICATION.

( ) Yes! I want TRANSFERLINE, JHVLICO's telephone transfer program that per-mits fast and toll-free transfers of funds within my Contract, as condi-tions dictate.

As the applicant for a Contract funded by John Hancock Variable Series Trust I (the "Fund"), I hereby authorize JHVLICO, on behalf of the Fund, to act upon my telephone instructions to:

  (1) reallocate my then current value held in any one or more subaccounts,

  (2) to change the allocation of future purchase payments to the subaccounts, and

  (3) change the allocation of my subaccount elections as they are applied under the Dollar-Cost Averaging option (if available on my Contract).

I understand that JHVLICO employs the following procedures reasonably designed to confirm that the instructions received by telephone are genuine: requiring disclosure of personal identification; tape recording calls; and providing the Owner with a confirmation of the transfer. As long as JHVLICO follows such procedures, I will not hold JHVLICO, or the Fund (or any of their successors) liable for any loss, expense, or cost resulting from any unauthorized or fraudulent telephone instructions.

I further understand that this authorization is limited by the conditions and procedures for telephone account transfers and investment option changes set forth in the prospectus describing my Contract.

I further understand that this authorization will continue in force unless and until the earlier of (a) written revocation received by JHVLICO at its Servicing Office or (b) JHVLICO discontinues this service.

                                               Signature(s) of Prospective
                                                    Contract Owner(s)

Date: _______________________________     /s/__________________________________

Date: _______________________________     /s/__________________________________
                               Questions call: 800 REAL LIFE (800-732-5543)

                               Mail to: P.O. Box 111 Boston, MA 02117

           [LOGO OF JOHN HANCOCK(R) WORLDWIDE SPONSOR APPEARS HERE]





      CONTRACTS ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
              200 CLARENDON STREET, BOSTON, MASSACHUSETTS 02117



S8146VL 5/96

                 JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                     INDIVIDUAL COMBINATION VARIABLE/FIXED
                               ANNUITY CONTRACTS
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                      STATEMENT OF ADDITIONAL INFORMATION

                               ----------------

  This statement of additional information is not a prospectus. It is intended that this statement of additional information be read in conjunction with the prospectus of John Hancock Variable Annuity Account I, dated May 1, 1997. A copy of the prospectus may be obtained from the John Hancock Servicing Office, P.O. Box 111, Boston Massachusetts, 02117, telephone number (800) REAL LIFE (800-732-5543), Fax (617) 572-5410.

  This statement of additional information is dated May 1, 1997.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                             CROSS REFERENCE SHEET

                               ----------------

                                            SECTION IN STATEMENT OF
             FORM N-4 ITEM NO.              ADDITIONAL INFORMATION
             -----------------              -----------------------       ---
 15. Cover Page............................ Cover Page
 16. Table of Contents..................... Table of Contents
 17. General Information and History....... Business History
                                            Distribution Agreement and
 18. Services.............................. Other Services
 19. Purchase of Securities Being Offered.. Not Applicable (relevant information in prospectus)
                                            Distribution Agreement and
 20. Underwriters.......................... Other Services
 21. Calculation of Yield Quotations of     Calculation of Performance
      Money Market Subaccounts............. Data
                                            Calculation of Annuity
 22. Annuity Payments...................... Payments
 23. Financial Statements.................. Financial Statements

                               TABLE OF CONTENTS

                               ----------------

                                                             CROSS REFERENCE TO
                                                        PAGE PAGE IN PROSPECTUS
                                                        ---- -------------------
Business History.......................................   1         13-14
Distribution Agreement and Other Services..............   1   20, 14-16, 33-34
  Distribution Agreement...............................   1       20, 33-34
  Investment Advisory Agreement........................   1         14-16
  Custodian Agreement..................................   2          --
  Independent Auditors.................................   2          34
Calculation of Performance Data........................   3         31-32
Calculation of Annuity Payments........................   4         25-26
Financial Statements...................................   6          35

                               BUSINESS HISTORY

  John Hancock Variable Annuity Account I (the "Account") is a separate account of John Hancock Variable Life Insurance Company ("JHVLICO"), established under the laws of the Commonwealth of Massachusetts. The Account is organized as a unit investment trust and registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Act") and the Securities Act of 1933. The Account has eighteen separate subaccounts (Growth & Income, Sovereign Bond, Money Market, Large Cap Growth, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Equity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Bond, International Opportunities, and International Balanced) through which JHVLICO's individual combination fixed/variable annuity contracts are funded, at the discretion of the individual contract owner (the "Owner"). The assets of each subaccount are, in turn, invested in a corresponding Portfolio of John Hancock Variable Series Trust I (the "Fund"), a registered open-end diversified management investment company advised by John Hancock Mutual Life Insurance Company ("John Hancock").

                   DISTRIBUTION AGREEMENT AND OTHER SERVICES

DISTRIBUTION AGREEMENT

  Pursuant to a Distribution Agreement, dated May 1, 1997, John Hancock Distributors, Inc. ("Distributors"), a registered broker-dealer, acts as "principal underwriter" for the Account. Distributors is a member of the National Association of Securities Dealers, Inc., and a member of the Securities Investors Protection Corporation. Distributors' major responsibility as underwriter is to perform all sales and marketing functions relating to the Contracts. The offering of the Account's interests is continuous, but Distributors is not obligated to sell any particular amount of the Account's interests.

INVESTMENT ADVISORY AGREEMENT

  The Fund, in which the Contracts are invested, has contracted with John Hancock for investment advisory services. Pursuant to four Investment Management Agreements (two dated as of April 12, 1988, one dated April 15, 1994, and one dated March 14, 1996) as amended, John Hancock, a registered investment adviser under the Investment Advisers Act of 1940, advises the Fund in connection with policy decisions; provides administration of day-to-day operations; provides personnel, office space, equipment, and supplies for the Fund; maintains records required by the Act; values assets and liabilities of the Fund; computes income, net asset value, and yield of each Portfolio; and supervises activities of the sub-investment managers referred to below.

  John Hancock has day-to-day responsibility for making investment decisions and placing investment orders for the Money Market Portfolio. However, with respect to the other Portfolios, John Hancock has contracted with the following registered investment advisors to perform these and certain other recordkeeping functions as sub-investment manager pursuant to sub-investment agreements dated as indicated:

 Growth & Income            Independence Investment Associates, Inc.    4/15/88
 Sovereign Bond             John Hancock Advisers, Inc.                 5/01/95
 Large Cap Growth           Independence Investment Associates, Inc.    4/15/88
 Managed                    Independence Investment Associates, Inc.    4/15/88
 Real Estate Equity         Independence Investment Associates, Inc.    4/15/94
 International Equities     John Hancock Advisers, Inc.                 4/15/88
                            John Hancock Advisers International, Inc.   4/15/88
 Short-Term U.S. Government Independence Investment Associates, Inc.    4/15/94
 Equity Index               Independence Investment Associates, Inc.    3/18/97

 Large Cap Value             T. Rowe Price Associates, Inc.            3/29/96
 Mid Cap Growth              Janus Capital Corporation                 3/29/96
 Mid Cap Value               Neuberger & Berman L.P.                   5/01/96
 Small Cap Growth            John Hancock Advisers, Inc.               3/29/96
 Small Cap Value             INVESCO Management & Research             3/22/96
 Strategic Bond              J.P. Morgan Investment Management, Inc.   3/29/96
 International Opportunities T. Rowe Price Associates, Inc.            3/29/96
                             Rowe Price-Fleming International, Inc.    3/29/96
 International Balanced      Brinson Partners, Inc.                    3/29/96

  John Hancock pays the sub-investment management fees pursuant to the Agreements and, therefore, the sub-investment management arrangements result in no additional charge or expense to the Fund or to contractholders. A more complete description of the Fund's management and the investment advisory fees is included under "Management of the Fund" in the Fund's Prospectus and under "Investment Advisory and Other Services" in the Fund's Statement of Additional Information.

CUSTODIAN AGREEMENT

  The Fund's custodian with respect to the Growth & Income, Money Market, Large Cap Growth, Short-Term U.S. Government, and Real Estate Equity Portfolios is Chemical Banking Corporation of 4 New York Plaza, New York, New York, pursuant to a Custodian Agreement, dated January 15, 1986 and amended April, 1988. The Fund's custodian with respect to the Sovereign Bond Portfolio is Investors Bank and Trust Company, 24 Federal Street, Boston, pursuant to a Custodian Agreement dated May 2, 1995. The Fund's custodian with respect to the other Portfolios is State Street Bank and Trust, 225 Franklin Street, Boston, Massachusetts, pursuant to a Custodian Agreement, dated January 30, 1995 and amended March 18, 1996. The custodian's duties include safeguarding and controlling the Fund's cash investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

INDEPENDENT AUDITORS

  Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, has been selected as the independent auditors of the Account. The firm is responsible for auditing the financial statements of the Account and JHVLICO.

                        CALCULATION OF PERFORMANCE DATA

  The Account will show the average annual total return for each subaccount, according to the following formula prescribed by the Securities and Exchange
Commission:

                                P(1 + T)n = ERV

   where:   P   = a hypothetical initial payment of $1,000
            T   = average annual total return
            n   = number of years
          ERV   = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period (or fractional portion thereof)

  Average annual total return is the annual compounded rate of return that would have produced the cash redemption value under a Contract had the subaccount been invested in a specified Portfolio of the Fund (or its predecessor) over the stated period and had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects adjustments for all Fund and Contract level charges except premium taxes, if any.

  On that basis, the following table shows the average annual total return for each subaccount for the periods ended December 31, 1996:

                                           AVERAGE ANNUALIZED
                                     -------------------------------
                                     YEAR TO                           DATE OF
 SUBACCOUNT***                        DATE   1 YEAR 5 YEAR* 10 YEAR* INCEPTION**
 -------------                       ------- ------ ------- -------- -----------
Managed.............................   1.8%   1.8%    8.1%   10.5%    11/09/87
Growth & Income.....................  11.1%  11.1%   12.2%   13.2%    04/03/72
Equity Index........................   5.7%     NA      NA      NA    04/30/96
Large Cap Value.....................   5.4%     NA      NA      NA    04/30/96
Large Cap Growth....................   9.3%   9.3%   11.6%   14.4%    11/24/87
Mid Cap Value.......................   7.7%     NA      NA      NA    04/30/96
Mid Cap Growth......................  -5.7%     NA      NA      NA    04/30/96
Special Opportunities...............  21.3%  21.3%   24.1%      NA    09/23/94
Real Estate Equity..................  24.0%  24.0%   13.5%    9.4%    02/01/89
Small Cap Value.....................   1.9%     NA      NA      NA    04/30/96
Small Cap Growth....................  -8.7%     NA      NA      NA    04/30/96
International Balanced..............  -1.7%     NA      NA      NA    04/30/96
International Equities..............   0.3%   0.3%    5.0%    6.3%    02/01/89
International Opportunities.........  -1.7%     NA      NA      NA    04/30/96
Short Term U.S. Government..........  -5.2%  -5.2%    1.7%      NA    09/23/94
Sovereign Bond......................  -4.7%  -4.7%    5.1%    6.8%    06/02/80
Strategic Bond......................  -1.7%     NA      NA      NA    04/30/96
Money Market........................  -3.5%  -3.5%    1.8%    4.3%    05/13/82

--------
  * or since inception of the applicable Portfolio or its predecessor.
 ** of the Portfolio or its predecessor.
*** Absent expense reimbursements from John Hancock to certain Portfolios for some periods, total return figures for the related subaccounts would have been lower.

  The Account will show current yield and effective yield figures for the Money Market Subaccount. The current yield of the Money Market Subaccount for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account sales by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the Money Market Portfolio, less daily expense charges of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. Mortality and expense risk and administrative charges are reflected, but the Withdrawal Charge and any charge for premium taxes are not.

  The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. The formula for effective yield, as prescribed by the SEC, is:

         Effective yield = [(Base period return + 1)/3//6//5///7/] - 1

  For the 7-day period ending December 31, 1996, the Money Market Subaccount's current yield was 3.88% and its effective yield was 3.96%.

  The Account will calculate current yield for each of the other Subaccounts according to the following formula prescribed by the SEC:

                 Yield    =   2 [([ (a - b)/cd]   + 1)/6/   -  1]
                                    -----------

   where:   a   = dividends and interest earned during the period
            b   = expenses accrued for the period (net of reimbursements)
            c   = the average daily number of shares outstanding during the period that were entitled to received dividends
            d   = the maximum offering price per share on the last day of the period.

  According to this formula, yield is determined by dividing the net investment income per Accumulation Share earned during the period (minus the deduction for mortality and expense risk charge, contract fee, administrative services charge) by the Accumulation Share Value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30-day periods identified in the advertisement. No sales loads are assumed.

                        CALCULATION OF ANNUITY PAYMENTS

  The variable monthly annuity payment to an Annuitant under a Contract is equal to the sum of the products of the number of each subaccount's "Annuity Units" credited to the Contract multiplied by the applicable "Annuity Unit Value," as these terms are defined under "Special Terms" and "Variable Account Valuation Procedures," respectively, in the Account's prospectus. The number of each subaccount's Annuity Units credited to the Contract is multiplied by the applicable Annuity Unit Value as of ten calendar days prior to the date the payment is due. The value of the Annuity Units varies from day to day, depending on the investment performance of the subaccount, the deductions made against the subaccount, and the assumed investment rate used in computing Annuity Unit Values. Thus, the variable monthly annuity payments vary in amount from month to month.

  The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each subaccount used in calculating the Net Investment Factor (as described under "Variable Account Valuation Procedures--Net Investment Factor" in the Account's prospectus) will be equal on an annual basis to the assumed investment rate. If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

  The mortality tables used as a basis for the annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the Contract Year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all Contracts issued in Montana and Massachusetts will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

  An illustration of the method of calculation of variable monthly annuity payments and the number of Annuity Units under deferred Contracts is shown in the outline that follows.

                        OUTLINE FOR DEFERRED CONTRACTS

A. GENERAL FORMULAE TO DETERMINE ACCUMULATION SHARE VALUES AND ANNUITY UNIT
   VALUES

Net Investment Rate =

                                                     Subaccount Charges (0.004110%
                                                     per Day of the Value of the
Investment      Capital     Capital     Taxes        Subaccount at the Beginning
Income       +  Gains    -  Losses   -  (if any)  -  of the Valuation Period)
-------------------------------------------------------------------------------
       Value of the Subaccount at the Beginning of the Valuation Period

 Net Investment
 Factor         =   1.00000000 + Net Investment Rate
 Accumulation       Accumulation Share Value on           Net Investment
 Share Value    =   Preceding Valuation Date          X   Factor
                    Annuity Unit           Net            Factor to Neutralize
 Annuity Unit       Value on Preceding     Investment     the Assumed
 Value          =   Valuation Date     X   Factor     X   Investment Rate

B. HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF ACCUMULATION SHARE VALUES AND ANNUITY UNIT VALUES

  Assume at the beginning of the Valuation Period being considered, the value of the Subaccount was $4,000,000. Investment income during the Valuation Period totaled $2000 while capital gains were $3000 and capital losses were $1000. No taxes accrued. Charges against the beginning value of the Subaccount amount to $164.40 assuming a one day Valuation Period. The $164.40 was computed by multiplying the beginning Subaccount value of $4,000,000 by the factor 0.00004110. By substituting in the first formula above, the net investment rate is equal to $3835.60 ($2000 + $3000 - $1000 - $137.00) divided by $4,000,000 or 0.0009589. The Net Investment Factor would then be 1.0009589.

  Assume further that each Accumulation Share had a value of $11.250000 on the previous Valuation Date, and the value of an Annuity Unit on such date was $1.0850000. Based upon the experience of the Subaccount during the Valuation Period, the value of an Accumulation Share at the end of the Valuation Period would be $11.260788 ($11.250000 x 1.0009589). The value of an Annuity Unit at the end of the Valuation Period would be $1.085938 ($1.0850000 x 1.0009589 x
 .99990575). The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the Annuity Unit recognizes only the actual investment experience.

C. GENERAL FORMULAE TO DETERMINE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS AND NUMBER OF ANNUITY UNITS FOR DEFERRED CONTRACTS

Amount of the First Variable Annuity Payment =

                                                                                  First
                                                                                 Monthly
Number of                                                                        Annuity
Accumulation                    Accumulation Share Value                         Payment
Shares Applied       X          10 Days Before Maturity Date          X          Factor

-------------------------------------------------------
                                    $1,000

Number of
Annuity Units             =                   Amount of First Variable Annuity Payment
                              --------------------------------------------------------

                              Annuity Unit Value 10 Days Before Maturity Date

Amount of                                                   Annuity Unit
Subsequent Variable                                         Value 10 Days Before
Annuity Payment        =    Number of Annuity Units    X    Payment Date

D. HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF THE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENT FOR DEFERRED CONTRACTS

  Assume that 10 days before the date of maturity a Contract has credited to it 4000.000 Accumulation Shares each having a value of $12.000000. The appropriate annuity purchase rate in the Contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the Annuity Option elected. The Annuitant's first monthly payment would then be $262.56.

               4000.000     X       $12.000000     X   5.47
               -------------------------------
                           $1000

  If the value of an Annuity Unit 10 days before the date of maturity was $1.4000000, the number of Annuity Units represented by the first and subsequent payments would be $187.543 ($262.56/$1.4000000). If the Annuity Unit Value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

                             FINANCIAL STATEMENTS

                            (Included on next page)

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                   STATEMENT OF ASSETS AND LIABILITIES

                            DECEMBER 31, 1996

                   LARGE CAP   SOVEREIGN  INTERNATIONAL SMALL CAP  INTERNATIONAL  MID CAP   LARGE CAP     MONEY     MID CAP
                    GROWTH       BOND       EQUITIES      GROWTH     BALANCED      GROWTH     VALUE      MARKET      VALUE
                  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                  ----------- ----------- ------------- ---------- ------------- ---------- ---------- ----------- ----------
ASSETS
Investment in
shares of
portfolios of
John Hancock
Variable Series
Trust I, at
value...........  $43,320,792 $32,888,901  $11,310,436  $6,352,085  $2,455,434   $6,515,769 $7,916,262 $34,215,131 $3,034,857
Receivable from
John Hancock
Variable Series
Trust I.........       92,496     126,401       58,119      45,628      38,862       56,553     91,178     653,275     27,732
                  ----------- -----------  -----------  ----------  ----------   ---------- ---------- ----------- ----------
Total assets....   43,413,288  33,015,302   11,368,555   6,397,713   2,494,296    6,572,322  8,007,440  34,868,406  3,062,589
LIABILITIES
Payable to John
Hancock Variable
Life Insurance
Company.........       90,705     125,052       57,660      45,373      38,763       56,291     90,853     651,900     27,609
Assets charges
payable.........        1,791       1,349          459         255          99          262        325       1,375        123
                  ----------- -----------  -----------  ----------  ----------   ---------- ---------- ----------- ----------
Total
liabilities.....       92,496     126,401       58,119      45,628      38,862       56,553     91,178     653,275     27,732
                  ----------- -----------  -----------  ----------  ----------   ---------- ---------- ----------- ----------
Net assets......  $43,320,792 $32,888,901  $11,310,436  $6,352,085  $2,455,434   $6,515,769 $7,916,262 $34,215,131 $3,034,857
                  =========== ===========  ===========  ==========  ==========   ========== ========== =========== ==========

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                            DECEMBER 31, 1996

                                                                      SHORT-TERM
                     SPECIAL    REAL ESTATE   GROWTH &                   U.S.     SMALL CAP  INTERNATIONAL   EQUITY   STRATEGIC
                  OPPORTUNITIES   EQUITY       INCOME      MANAGED    GOVERNMENT    VALUE    OPPORTUNITIES   INDEX       BOND
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT
                  ------------- ----------- ------------ ------------ ----------- ---------- ------------- ---------- ----------
ASSETS
Investment in
shares of
portfolios of
John Hancock
Variable Series
Trust I, at
value...........   $53,548,769  $7,855,538  $109,642,677 $168,841,593 $12,374,727 $3,453,343  $3,506,957   $5,099,509 $4,104,368
Receivable from
John Hancock
Variable Series
Trust I.........       201,963      55,572       686,049      392,996      47,769     55,910      22,189       24,912     36,856
                   -----------  ----------  ------------ ------------ ----------- ----------  ----------   ---------- ----------
Total assets....    53,750,732   7,911,110   110,328,726  169,234,589  12,422,496  3,509,253   3,529,146    5,124,421  4,141,224
LIABILITIES
Payable to John
Hancock Variable
Life Insurance
Company.........       199,780      55,255       681,511      386,018      47,262     55,772      22,047       24,701     36,689
Assets charges
payable.........         2,183         317         4,538        6,978         507        138         142          211        167
                   -----------  ----------  ------------ ------------ ----------- ----------  ----------   ---------- ----------
Total
liabilities.....       201,963      55,572       686,049      392,996      47,769     55,910      22,189       24,912     36,856
                   -----------  ----------  ------------ ------------ ----------- ----------  ----------   ---------- ----------
Net assets......   $53,548,769  $7,855,538  $109,642,677 $168,841,593 $12,374,727 $3,453,343  $3,506,957   $5,099,509 $4,104,368
                   ===========  ==========  ============ ============ =========== ==========  ==========   ========== ==========

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                         STATEMENT OF OPERATIONS

                       YEAR ENDED DECEMBER 31, 1996

                    LARGE CAP   SOVEREIGN   INTERNATIONAL SMALL CAP   INTERNATIONAL  MID CAP   LARGE CAP    MONEY     MID CAP
                     GROWTH        BOND       EQUITIES      GROWTH      BALANCED      GROWTH     VALUE      MARKET     VALUE
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                   -----------  ----------  ------------- ----------  ------------- ---------- ---------- ---------- ----------
Investment
income:
 Distributions
 received from
 the portfolios
 of John Hancock
 Variable Series
 Trust I.........  $ 6,235,377  $1,691,372    $ 91,388    $   2,385     $ 33,662     $17,661    $151,634  $1,110,361  $ 62,336
                   -----------  ----------    --------    ---------     --------     -------    --------  ----------  --------
Expenses:
 Mortality and
 expense risks...      382,802     305,785     108,177       26,391       10,281      26,407      30,911     320,346    10,808
                   -----------  ----------    --------    ---------     --------     -------    --------  ----------  --------
Net investment
income (loss)....    5,852,575   1,385,587     (16,789)     (24,006)      23,381      (8,746)    120,723     790,015    51,528
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss).....      134,575     (13,677)     39,238       (4,702)       1,726      (2,072)      9,223         --      1,514
 Net unrealized
 appreciation
 (depreciation)
 during the year.   (1,771,929)   (351,203)    487,991     (158,014)      79,450      86,688     349,805         --    194,847
                   -----------  ----------    --------    ---------     --------     -------    --------  ----------  --------
Net realized and
unrealized gain
(loss) on
investments......   (1,637,354)   (364,880)    527,229     (162,716)      81,176      84,616     359,028         --    196,361
                   -----------  ----------    --------    ---------     --------     -------    --------  ----------  --------
Net increase
(decrease) in net
assets resulting
from operations..  $ 4,215,221  $1,020,707    $510,440    $(186,722)    $104,557     $75,870    $479,751  $  790,015  $247,889
                   ===========  ==========    ========    =========     ========     =======    ========  ==========  ========

* From May 1, 1996 (commencement of operations).

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                       YEAR ENDED DECEMBER 31, 1996

                                                                      SHORT-TERM
                      SPECIAL    REAL ESTATE  GROWTH &                   U.S.     SMALL CAP  INTERNATIONAL   EQUITY     STRATEGIC
                   OPPORTUNITIES   EQUITY      INCOME      MANAGED    GOVERNMENT    VALUE    OPPORTUNITIES    INDEX       BOND
                    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT*  SUBACCOUNT*  SUBACCOUNT* SUBACCOUNT*
                   ------------- ----------- ----------- -----------  ---------- ----------- ------------- ----------- -----------
Investment
income:
 Distributions
 received from
 the portfolios
 of John Hancock
 Variable Series
 Trust I.........   $2,056,928   $  255,411  $12,913,053 $18,617,198   $448,039   $ 82,927     $  9,935     $115,771    $133,556
Expenses:
 Mortality and
 expense risks...      411,163       53,964      946,308   1,566,339    121,176     13,935       14,049       21,689      17,262
                    ----------   ----------  ----------- -----------   --------   --------     --------     --------    --------
Net investment
income (loss)....    1,645,765      201,447   11,966,745  17,050,859    326,863     68,992       (4,114)      94,082     116,294
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain............      286,748       29,463       16,783      79,880      8,565        844        2,851        4,980         120
 Net unrealized
 appreciation
 (depreciation)
 during the year.    4,480,284    1,127,858      881,743  (6,379,961)   (91,939)   151,732      147,562      253,706       3,262
                    ----------   ----------  ----------- -----------   --------   --------     --------     --------    --------
Net realized and
unrealized gain
(loss) on
investments......    4,767,032    1,157,321      898,526  (6,300,081)   (83,374)   152,576      150,413      258,686       3,382
                    ----------   ----------  ----------- -----------   --------   --------     --------     --------    --------
Net increase in
net assets
resulting from
operations.......   $6,412,797   $1,358,768  $12,865,271 $10,750,778   $243,489   $221,568     $146,299     $352,768    $119,676
                    ==========   ==========  =========== ===========   ========   ========     ========     ========    ========

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                   STATEMENTS OF CHANGES IN NET ASSETS

               FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                               SMALL CAP   INTERNATIONAL
                      LARGE CAP GROWTH           SOVEREIGN BOND       INTERNATIONAL EQUITIES     GROWTH      BALANCED
                         SUBACCOUNT                SUBACCOUNT               SUBACCOUNT         SUBACCOUNT   SUBACCOUNT
                   ------------------------  -----------------------  -----------------------  ----------  -------------
                      1996        1995**        1996        1995**       1996        1995**      1996*         1996*
                   -----------  -----------  -----------  ----------  -----------  ----------  ----------  -------------
Increase
(decrease) in net
assets:
 From operations:
 Net investment
 income (loss)...  $ 5,852,575  $   694,884  $ 1,385,587  $  246,891  $   (16,789) $   (8,075) $  (24,006)  $   23,381
 Net realized
 gain (loss).....      134,575       11,293      (13,677)      6,338       39,238      13,734      (4,702)       1,726
 Net unrealized
 appreciation
 (depreciation)
 during the year.   (1,771,929)      88,865     (351,203)    134,015      487,991      43,772    (158,014)      79,450
                   -----------  -----------  -----------  ----------  -----------  ----------  ----------   ----------
Net increase
(decrease) in net
assets resulting
from operations..    4,215,221      795,042    1,020,707     387,244      510,440      49,431    (186,722)     104,557
From
contractowner
transactions:
 Net
 contributions
 from
 contractowners..   31,163,064   10,396,210   27,557,895   8,307,701    9,211,941   3,099,590   6,856,133    2,506,215
 Net benefits to
 contractowners..   (3,141,097)    (107,648)  (4,175,981)   (208,665)  (1,488,436)    (72,530)   (317,326)    (155,338)
                   -----------  -----------  -----------  ----------  -----------  ----------  ----------   ----------
Net increase in
net assets from
contractowner
transactions.....   28,021,967   10,288,562   23,381,914   8,099,036    7,723,505   3,027,060   6,538,807    2,350,877
                   -----------  -----------  -----------  ----------  -----------  ----------  ----------   ----------
Net increase in
net assets.......   32,237,188   11,083,604   24,402,621   8,486,280    8,233,945   3,076,491   6,352,085    2,455,434
Net assets at
beginning of
year.............   11,083,604          --     8,486,280         --     3,076,491         --          --           --
                   -----------  -----------  -----------  ----------  -----------  ----------  ----------   ----------
Net assets at end
of year..........  $43,320,792  $11,083,604  $32,888,901  $8,486,280  $11,310,436  $3,076,491  $6,352,085   $2,455,434
                   ===========  ===========  ===========  ==========  ===========  ==========  ==========   ==========
                    MID CAP
                     GROWTH
                   SUBACCOUNT
                   -----------
                     1996*
                   -----------
Increase
(decrease) in net
assets:
 From operations:
 Net investment
 income (loss)...  $   (8,746)
 Net realized
 gain (loss).....      (2,072)
 Net unrealized
 appreciation
 (depreciation)
 during the year.      86,688
                   -----------
Net increase
(decrease) in net
assets resulting
from operations..      75,870
From
contractowner
transactions:
 Net
 contributions
 from
 contractowners..   6,652,263
 Net benefits to
 contractowners..    (212,364)
                   -----------
Net increase in
net assets from
contractowner
transactions.....   6,439,899
                   -----------
Net increase in
net assets.......   6,515,769
Net assets at
beginning of
year.............         --
                   -----------
Net assets at end
of year..........  $6,515,769
                   ===========

 * From May 1, 1996 (commencement of operations).

** From January 26, 1995 (commencement of operations).

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

               FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                   LARGE CAP                               MID CAP
                     VALUE           MONEY MARKET           VALUE     SPECIAL OPPORTUNITIES     REAL ESTATE EQUITY
                   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT              SUBACCOUNT
                   ----------  -------------------------  ----------  -----------------------  ----------------------
                     1996*         1996        1995**       1996*        1996        1995**       1996       1995**
                   ----------  ------------  -----------  ----------  -----------  ----------  ----------  ----------
Increase
(decrease) in net
assets:
 From operations:
 Net investment
 income..........  $  120,723  $    790,015  $   150,601  $   51,528  $ 1,645,765  $  156,812  $  201,447  $   40,045
 Net realized
 gain............       9,223           --           --        1,514      286,748      15,263      29,463       4,898
 Net unrealized
 appreciation
 (depreciation)
 during the year.     349,805           --           --      194,847    4,480,284     551,403   1,127,858      54,247
                   ----------  ------------  -----------  ----------  -----------  ----------  ----------  ----------
Net increase in
net assets
resulting from
operations.......     479,751       790,015      150,601     247,889    6,412,797     723,478   1,358,768      99,190
From
contractowner
transactions:
 Net
 contributions
 from
 contractowners..   7,781,378    47,867,152   15,875,093   2,823,812   42,302,080   7,575,238   5,214,852   1,570,268
 Net benefits to
 contractowners..    (344,867)  (25,658,629)  (4,809,101)    (36,844)  (3,413,493)    (51,331)   (325,484)    (62,056)
                   ----------  ------------  -----------  ----------  -----------  ----------  ----------  ----------
Net increase in
net assets from
contractowner
transactions.....   7,436,511    22,208,523   11,065,992   2,786,968   38,888,587   7,523,907   4,889,368   1,508,212
                   ----------  ------------  -----------  ----------  -----------  ----------  ----------  ----------
Net increase in
net assets.......   7,916,262    22,998,538   11,216,593   3,034,857   45,301,384   8,247,385   6,248,136   1,607,402
Net assets at
beginning of
year.............         --     11,216,593          --          --     8,257,385         --    1,607,402         --
                   ----------  ------------  -----------  ----------  -----------  ----------  ----------  ----------
Net assets at end
of year..........  $7,916,262  $ 34,215,131  $11,216,593  $3,034,857  $53,548,769  $8,247,385  $7,855,538  $1,607,402
                   ==========  ============  ===========  ==========  ===========  ==========  ==========  ==========
                        GROWTH & INCOME
                          SUBACCOUNT
                   --------------------------
                       1996        1995**
                   ------------- ------------
Increase
(decrease) in net
assets:
 From operations:
 Net investment
 income..........  $ 11,966,745  $ 2,037,733
 Net realized
 gain............        16,783        1,626
 Net unrealized
 appreciation
 (depreciation)
 during the year.       881,743      (33,926)
                   ------------- ------------
Net increase in
net assets
resulting from
operations.......    12,865,271    2,005,433
From
contractowner
transactions:
 Net
 contributions
 from
 contractowners..    74,748,036   25,246,577
 Net benefits to
 contractowners..    (4,938,961)    (283,679)
                   ------------- ------------
Net increase in
net assets from
contractowner
transactions.....    69,809,075   24,962,898
                   ------------- ------------
Net increase in
net assets.......    82,674,346   26,968,331
Net assets at
beginning of
year.............    26,968,331          --
                   ------------- ------------
Net assets at end
of year..........  $109,642,677  $26,968,331
                   ============= ============

 * From May 1, 1996 (commencement of operations).

** From January 25, 1995 (commencement of operations).

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

               FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                          SHORT-TERM         SMALL CAP   INTERNATIONAL   EQUITY    STRATEGIC
                                 MANAGED               U.S. GOVERNMENT         VALUE     OPPORTUNITIES   INDEX        BOND
                                SUBACCOUNT                SUBACCOUNT         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                         -------------------------  -----------------------  ----------  ------------- ----------  ----------
                             1996        1995**        1996        1995**      1996*         1996*       1996*       1996*
                         ------------  -----------  -----------  ----------  ----------  ------------- ----------  ----------
Increase (decrease) in
net assets:
 From operations:
 Net investment income
 (loss)................  $ 17,050,859  $ 2,864,123  $   326,863  $   63,448  $   68,992   $   (4,114)  $   94,082  $  116,294
 Net realized gain.....        79,880        6,021        8,565       1,104         844        2,851        4,980         120
 Net unrealized
 appreciation
 (depreciation) during
 the year..............    (6,379,961)    (322,585)     (91,939)     31,002     151,732      147,562      253,706       3,262
                         ------------  -----------  -----------  ----------  ----------   ----------   ----------  ----------
Net increase in net
assets resulting from
operations.............    10,750,778    2,547,559      243,489      95,554     221,568      146,299      352,768     119,676
From contractowner
transactions:
 Net contributions from
 contractowners........   123,808,732   41,819,048   10,894,534   4,082,122   3,448,584    3,570,213    4,850,832   4,111,264
 Net benefits to
 contractowners........    (9,552,488)    (532,036)  (2,831,934)   (109,038)   (216,809)    (209,555)    (104,091)   (126,572)
                         ------------  -----------  -----------  ----------  ----------   ----------   ----------  ----------
Net increase in net
assets from
contractowner
transactions...........   114,256,244   41,287,012    8,062,600   3,973,084   3,231,775    3,360,658    4,746,741   3,984,692
                         ------------  -----------  -----------  ----------  ----------   ----------   ----------  ----------
Net increase in net
assets.................   125,007,022   43,834,571    8,306,089   4,068,638   3,453,343    3,506,957    5,099,509   4,104,368
Net assets at beginning
of year................    43,834,571          --     4,068,638         --          --           --           --          --
                         ------------  -----------  -----------  ----------  ----------   ----------   ----------  ----------
Net assets at end of
year...................  $168,841,593  $43,834,571  $12,374,727  $4,068,638  $3,453,343   $3,506,957   $5,099,509  $4,104,368
                         ============  ===========  ===========  ==========  ==========   ==========   ==========  ==========

 * From May 1, 1996 (commencement of operations).

** From January 26, 1995 (commencement of operations).

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                      NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1996

1. ORGANIZATION

  John Hancock Variable Annuity Account I (the Account) is a separate investment account of John Hancock Mutual Life Insurance Company (JHMLICO or John Hancock). The Account was created on June 15, 1994. The Account commenced operations on January 26, 1995 with the receipt of purchase payments. The Account was formed to fund variable annuity contracts (Contracts) issued by JHMLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of eighteen subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund). New subaccounts may be added as new Portfolios are added to the Fund or as other investment options are developed and made available to contractowners. The eighteen Portfolios of the Fund which are currently available are: Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index and Strategic Bond. Each Portfolio has a different investment objective.

  The assets of the Account are the property of JHMLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHMLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of Fund shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHMLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHMLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, John Hancock does not make a charge for income or other taxes. JHMLICO retains the right to charge the Account for any federal income taxes arising from changes in the tax law. Charges for state and local taxes, if any, attributable to the Account may also be made.

 Expenses

  JHMLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at an annual rate of 1.5% of net assets of the Account.

  JHMLICO makes certain other deductions from contractowner payments for premium taxes and sales and withdrawal charges, which are accounted for as a reduction of net assets resulting from contractowner transactions.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

3. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund at December 31, 1996 were as follows:

                                             SHARES
                                              OWNED       COST        VALUE
                   PORTFOLIO               ---------- ------------ ------------
     Large Cap Growth.....................  2,476,644 $ 45,003,857 $ 43,320,792
     Sovereign Bond.......................  3,366,073   33,106,088   32,888,901
     International Equities...............    672,000   10,778,674   11,310,436
     Small Cap Growth.....................    639,409    6,510,099    6,352,085
     International Balanced...............    236,256    2,375,984    2,455,434
     Mid Cap Growth.......................    637,406    6,429,081    6,515,769
     Large Cap Value......................    713,855    7,566,457    7,916,262
     Money Market.........................  3,421,513   34,215,131   34,215,131
     Mid Cap Value........................    267,423    2,840,010    3,034,857
     Special Opportunities................  3,241,076   48,517,081   53,548,769
     Real Estate Equity...................    536,752    6,673,433    7,855,538
     Growth & Income......................  7,481,894  110,490,495  109,642,677
     Managed.............................. 12,645,124  175,544,138  168,841,593
     Short-Term U.S. Government...........  1,231,684   12,435,664   12,374,727
     Small Cap Value......................    321,837    3,301,611    3,453,343
     International Opportunities..........    330,935    3,359,395    3,506,957
     Equity Index.........................    459,537    4,845,803    5,099,509
     Strategic Bond.......................    404,038    4,101,106    4,104,368

  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund during 1996, were as follows:

                                                          PURCHASES    SALES
                          PORTFOLIO                      ----------- ----------
     Large Cap Growth................................... $34,532,544 $  658,001
     Sovereign Bond.....................................  26,676,562  1,909,061
     International Equities.............................   8,541,613    834,896
     Small Cap Growth...................................   6,716,464    201,663
     International Balanced.............................   2,645,957    271,699
     Mid Cap Growth.....................................   6,514,639     83,487
     Large Cap Value....................................   7,714,900    157,665
     Money Market.......................................  35,753,964 12,755,425
     Mid Cap Value......................................   2,888,273     49,777
     Special Opportunities..............................  41,544,185  1,009,833
     Real Estate Equity.................................   5,463,924    373,109
     Growth & Income....................................  83,558,294     86,839
     Managed............................................ 132,040,222    733,120
     Short-term U.S. Government.........................  10,200,294  1,810,831
     Small Cap Value....................................   3,359,869     59,102
     International Opportunities........................   3,564,680    208,135
     Equity Index.......................................   5,016,013    175,190
     Strategic Bond.....................................   4,191,037     90,050

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

4. NET ASSETS

  Accumulation shares attributable to net assets of contractowners and accumulation share values for each subaccount at December 31, 1996 were as follows:

                                                      ACCUMULATION ACCUMULATION
                                                         SHARES     SHARE VALUES
                        PORTFOLIO                     ------------ -------------
     Large Cap Growth................................   2,911,076     14.881
     Sovereign Bond..................................   2,750,678     11.957
     International Equities..........................     947,816     11.936
     Small Cap Growth................................     644,827      9.851
     International Balanced..........................     232,388     10.566
     Mid Cap Growth..................................     640,918     10.166
     Large Cap Value.................................     701,999     11.277
     Money Market....................................   3,168,756     10.798
     Mid Cap Value...................................     263,857     11.502
     Special Opportunities...........................   3,137,620     17.067
     Real Estate Equity..............................     528,458     14.865
     Growth & Income.................................   7,102,432     15.437
     Managed.........................................  12,509,325     13.497
     Short-Term U.S. Government......................   1,112,035     11.128
     Small Cap Value.................................     316,146     10.923
     International Opportunities.....................     331,927     10.565
     Equity Index....................................     450,914     11.309
     Strategic Bond..................................     388,491     10.565

5. TRANSACTIONS WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund. Certain officers of the Account are officers and directors of JHMLICO or the Fund.

                        REPORT OF INDEPENDENT AUDITORS

Contractowners
John Hancock Variable Annuity Account I
 of John Hancock Mutual Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account I (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, and Strategic Bond Subaccounts) as of December 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account I at December 31, 1996, and the results of their operations for the year then ended, and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                              Ernst & Young LLP

Boston, Massachusetts
February 7, 1997

                      REPORT OF INDEPENDENT AUDITORS

Board of Directors

John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our report dated February 7, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, the Company's financial position, results of operations, and cash flows in conformity with generally accepted accounting principles for a stock life insurance company wholly-owned by a mutual life insurance company and with reporting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. As described in Note 1, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                         Ernst & Young LLP

Boston, Massachusetts

February 14, 1997

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                               December 31
                                                            ------------------
                                                              1996      1995
                                                              ----      ----
                                                              (In millions)
Assets
Bonds--Note 7.............................................. $  753.5  $  552.8
Preferred stocks...........................................      9.6       5.0
Common stocks..............................................      1.4       1.7
Investment in affiliates...................................     72.0      65.3
Mortgage loans on real estate--Note 7......................    212.1     146.7
Real estate................................................     38.8      36.4
Policy loans...............................................     80.8      61.8
Cash items:
  Cash in banks............................................     26.7      11.6
  Temporary cash investments...............................      5.2      65.0
                                                            --------  --------
                                                                31.9      76.6
Premiums due and deferred..................................     36.8      39.6
Investment income due and accrued..........................     22.6      18.6
Other general account assets...............................     17.8      20.8
Assets held in separate accounts...........................  3,290.5   2,421.0
                                                            --------  --------
TOTAL ASSETS............................................... $4,567.8  $3,446.3
                                                            ========  ========
Obligations and Stockholder's Equity
OBLIGATIONS
  Policy reserves.......................................... $  877.8  $  612.3
  Federal income and other taxes payable--Note 1...........     29.4      14.2
  Other accrued expenses...................................     75.1     138.7
  Asset valuation reserve--Note 1..........................     16.6      15.4
  Obligations related to separate accounts.................  3,285.8   2,417.0
                                                            --------  --------
TOTAL OBLIGATIONS..........................................  4,284.7   3,197.6
Stockholder's Equity--Notes 2 and 6
  Common Stock, $50 par value; authorized 50,000 shares;
   issued and
   outstanding 50,000 shares...............................      2.5       2.5
  Paid-in capital..........................................    377.5     377.5
Unassigned deficit.........................................    (96.9)   (131.3)
                                                            --------  --------
TOTAL STOCKHOLDER'S EQUITY.................................    283.1     248.7
                                                            --------  --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY................. $4,567.8  $3,446.3
                                                            ========  ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                       Year ended December 31
                                                       ------------------------
                                                          1996         1995
                                                          ----         ----
                                                           (In millions)
Income
  Premiums............................................ $     820.6  $    570.9
  Net investment income--Note 4.......................        76.1        62.1
  Other, net..........................................       406.0        85.7
                                                       -----------  ----------
                                                           1,302.7       718.7
Benefits and Expenses
  Payments to policyholders and beneficiaries.........       236.1       213.4
  Additions to reserves to provide for future payments
   to policyholders and beneficiaries.................       790.1       282.4
  Expenses of providing service to policyholders and
   obtaining new insurance--Note 6....................       183.8       150.7
  State and miscellaneous taxes.......................        17.3        12.7
                                                       -----------  ----------
                                                           1,227.3       659.2
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES
     AND NET REALIZED CAPITAL GAINS (LOSSES)..........        75.4        59.5
Federal income taxes--Note 1..........................        38.6        28.4
                                                       -----------  ----------
    GAIN FROM OPERATIONS BEFORE NET REALIZED CAPITAL
     GAINS (LOSSES)...................................        36.8        31.1
Net realized capital gains (losses)--Note 5...........        (1.5)        0.5
                                                       -----------  ----------
    NET INCOME........................................        35.3        31.6
Unassigned deficit at beginning of year...............      (131.3)     (162.1)
Net unrealized capital gains (losses) and other
 adjustments--Note 5..................................         2.5        (3.0)
Other reserves and adjustments........................        (3.4)        2.2
                                                       -----------  ----------
    UNASSIGNED DEFICIT AT END OF YEAR................. $     (96.9) $   (131.3)
                                                       ===========  ==========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                      Year ended December 31
                                                      ----------------------
                                                         1996         1995
                                                         ----         ----
                                                           (In millions)
Cash flows from operating activities:
  Insurance premiums................................. $     824.2  $     574.0
  Net investment income..............................        73.4         59.2
  Benefits to policyholders and beneficiaries........      (212.7)      (198.3)
  Dividends paid to policyholders....................       (15.7)       (13.2)
  Insurance expenses and taxes.......................      (196.6)      (161.5)
  Net transfers to separate accounts.................      (524.2)      (257.4)
  Other, net.........................................       386.7         55.1
                                                      -----------  -----------
      NET CASH PROVIDED FROM OPERATIONS..............       335.1         57.9
                                                      -----------  -----------
Cash flows used in investing activities:
  Bond purchases.....................................      (489.9)      (172.5)
  Bond sales.........................................       228.3         18.9
  Bond maturities and scheduled redemptions..........        27.8         36.0
  Bond prepayments...................................        31.9         20.6
  Stock purchases....................................        (6.5)        (1.7)
  Proceeds from stock sales..........................         0.4          1.4
  Real estate purchases..............................       (10.5)       (16.2)
  Real estate sales..................................         8.5          9.3
  Other invested assets purchases....................         0.0         (0.4)
  Proceeds from the sale of other invested assets....         1.5          0.3
  Mortgage loans issued..............................       (84.4)       (19.8)
  Mortgage loan repayments...........................        17.7         21.1
  Other, net.........................................      (104.6)        45.7
                                                      -----------  -----------
      NET CASH USED IN INVESTING ACTIVITIES..........      (379.8)       (57.3)
                                                      -----------  -----------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH IN-
 VESTMENTS...........................................       (44.7)         0.6
Cash and temporary cash investments at beginning of
 year................................................        76.6         76.0
                                                      -----------  -----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR... $      31.9  $      76.6
                                                      ===========  ===========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP). The 1995 financial statements presented for comparative purposes were previously described as being prepared in accordance with GAAP for stock life insurance companies wholly-owned by a mutual life insurance company. Pursuant to Financial Accounting Standards Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended, which is effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; and (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be completed in 1999 will likely change, to some

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit cannot be determined at this time and could be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at market. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight-line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $1.2 million in 1996 and $0.5 million in 1995.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1996, the IMR, net of 1996 amortization of $1.2 million, amounted to $5.9 million, which is included in policy reserves. The corresponding 1995 amounts were $1.2 million and $6.9 million, respectively.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the summary of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Fair Values of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments. The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1996. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 and 1996.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $33.5 million in 1996 and $32.2 million in 1995.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

No provision is generally recognized for temporary differences that may exist between financial reporting and taxable income or loss.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Reclassifications: Certain 1995 amounts have been reclassified to permit comparison with the corresponding 1996 amounts.

NOTE 2--CAPITALIZATION

In prior years, the Company received capital contributions from John Hancock, with a portion of the contributed capital being credited to common stock, although no additional shares were issued. This practice, which is acceptable to statutory authorities, has the effect of stating the carrying value of issued shares of common stock at amounts other than $50 per share par value with the offset reflected in paid-in capital.

At December 31, 1994, the Company had 50,000 shares authorized with 20,000 shares issued and outstanding. On February 16, 1995, the Company issued the remaining 30,000 shares to John Hancock and transferred $22.5 million from common stock to paid-in capital. The par value per share is $50.

NOTE 3--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million,

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3--ACQUISITION--CONTINUED

consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1996 and 1995. Unamortized goodwill at December 31, 1996 was $15.2 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                                    1996   1995
                                                                    ----   ----
                                                                   (In millions)
Investment expenses............................................... $  7.0 $  5.1
Depreciation expense..............................................    0.9    1.0
Investment taxes..................................................    0.5    0.5
                                                                   ------ ------
                                                                   $  8.4 $  6.6
                                                                   ====== ======

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from asset sales............................. $ (0.2) $  4.0
Capital gains tax...............................................   (1.0)   (2.5)
Net capital gains transferred to IMR............................   (0.3)   (1.0)
                                                                 ------  ------
  Realized Capital Gains (Losses)............................... $ (1.5) $  0.5
                                                                 ======  ======

Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                                  1996    1995
                                                                  ----    ----
                                                                 (In millions)
Net gains (losses) from changes in security values and book
 value adjustments.............................................. $  3.7  $ (0.2)
Increase in asset valuation reserve.............................   (1.2)   (2.8)
                                                                 ------  ------
  Net Unrealized Capital Gains (Losses) and Other Adjustments... $  2.5  $ (3.0)
                                                                 ======  ======

NOTE 6--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1996 and 1995 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $111.7 million and $97.9 million in 1996 and 1995,

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--TRANSACTIONS WITH PARENT--CONTINUED

respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $1.6 million and $1.8 million in 1996 and 1995, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

Effective January 1, 1994, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1996, 1995 and 1994 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $24.5 million and $32.7 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $15.7 million and $20.3 million in 1996 and 1995, respectively.

Effective January 1, 1996, the Company entered into a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 and 1996 issues of retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, John Hancock transferred $23.2 million of cash for surrender benefits, tax, reserve increase, commission, expense allowances and premium to the Company, which increased the Company's net gain from operations by $15.1 million in 1996.

NOTE 7--INVESTMENTS

The statement value and fair value of bonds are shown below:

                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      YEAR ENDED DECEMBER 31, 1996          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 44.4     $ 0.2       $0.2    $ 44.4
Obligations of states and political
 subdivisions...........................     12.6       0.4        0.0      13.0
Debt securities issued by foreign
 governments............................      0.8       0.1        0.0       0.9
Corporate securities....................    623.2      29.8        3.4     649.6
Mortgage-backed securities..............     72.5      10.2        0.1      82.6
                                           ------     -----       ----    ------
  Total bonds...........................   $753.5     $40.7       $3.7    $790.5
                                           ======     =====       ====    ======
                                                      Gross      Gross
                                          Statement Unrealized Unrealized  Fair
      YEAR ENDED DECEMBER 31, 1995          Value     Gains      Losses   Value
      ----------------------------        --------- ---------- ---------- -----
                                                      (In millions)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies...............................   $ 89.0     $ 0.5       $0.0    $ 89.5
Obligations of states and political
 subdivisions...........................     11.4       1.1        0.0      12.5
Debt securities issued by foreign
 governments............................      1.3       0.2        0.0       1.5
Corporate securities....................    445.6      44.1        1.6     488.1
Mortgage-backed securities..............      5.5       0.3        0.1       5.7
                                           ------     -----       ----    ------
Total bonds.............................   $552.8     $46.2       $1.7    $597.3
                                           ======     =====       ====    ======

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS--CONTINUED

The statement value and fair value of bonds at December 31, 1996, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                               Statement  Fair
                                                                 Value   Value
                                                               --------- -----
                                                                (In millions)
Due in one year or less.......................................  $ 51.6   $ 52.9
Due after one year through five years.........................   260.8    267.7
Due after five years through ten years........................   244.3    253.7
Due after ten years...........................................   124.3    133.6
                                                                ------   ------
                                                                 681.0    707.9
Mortgage-backed securities....................................    72.5     82.6
                                                                ------   ------
                                                                $753.5   $790.5
                                                                ======   ======

Proceeds from sales of bonds during 1996 and 1995 were $228.3 million and $18.9 million, respectively. Gross gains of $1.3 million in 1996 and $0.2 million in 1995 and gross losses of $2.1 million in 1996 and $0.1 million in 1995 were realized on these transactions.

The cost of common stocks was $0.0 million and $0.1 million at December 31, 1996 and 1995, respectively. Gross unrealized appreciation on common stocks totaled $1.4 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1996. The fair value of preferred stock totaled $9.6 million at December 31, 1996 and $5.2 million at December 31, 1995.

Bonds with amortized cost of $11.3 million were nonincome producing for the twelve months ended December 31, 1996.

At December 31, 1996, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

                                                                 Statement
     PROPERTY TYPE                                                 Value
     -------------                                               ---------
                                                               (IN MILLIONS)
Apartments....................................................    $ 96.0
Industrial....................................................      35.0
Office buildings..............................................      11.3
Retail........................................................      29.0
Agricultural..................................................      28.9
Other.........................................................      11.9
                                                                  ------
                                                                  $212.1
                                                                  ======

       GEOGRAPHIC                                                Statement
     CONCENTRATION                                                 Value
     -------------                                               ---------
                                                               (IN MILLIONS)
East North Central............................................    $ 31.1
Middle Atlantic...............................................      11.5
Mountain......................................................       7.6
New England...................................................      27.6
Pacific.......................................................      49.9
South Atlantic................................................      58.8
West South Central............................................      25.6
                                                                  ------
                                                                  $212.1
                                                                  ======

At December 31, 1996, the fair values of the commercial and agricultural mortgage loans portfolios were $189.0 million and $30.4 million, respectively. The corresponding amounts as of December 31, 1995 were approximately $132.1 million and $22.2 million, respectively.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--INVESTMENTS--CONTINUED

The maximum and minimum lending rates for mortgage loans during 1996 were 8.69% and 7.04% for agricultural loans and 8.5% and 7.2% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

NOTE 8--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively. The corresponding amounts in 1995 were $72.4 million, $8.7 million, and $12.1 million, respectively.

To the extent that an assuming reinsurance company is unable to meet its obligations under a reinsurance agreement, the Company remains liable as the direct insurer on all risks reinsured.

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2006. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2006.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement but not in the future cash requirements, as the Company intends to close the open positions prior to settlement.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:

                                                                   December 31
                                                                  -------------
                                                                   1996   1995
                                                                   ----   ----
                                                                  (In millions)
Futures contracts to sell securities............................  $  73.0 $ 0.0
                                                                  ======= =====
Notional amount of interest rate swaps, currency rate swaps, and interest rate caps to:
  Receive variable rates........................................  $ 215.9 $ 0.0
                                                                  ======= =====
  Receive fixed rates...........................................  $  26.6 $ 5.0
                                                                  ======= =====

The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. The Company believes the risk of incurring losses due to the nonperformance by its counterparties is remote and that any such losses would be immaterial.

Based on the market rates in effect at December 31, 1996, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $2.3 million, $(8.2) million and $(2.0) million, respectively. The corresponding amounts as of December 31, 1995 were $0.0 million.

NOTE 10--POLICYHOLDERS' RESERVES AND BENEFICIARIES' FUND

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal and subject to discretionary withdrawal (without adjustment) are summarized as follows:

                                                      December 31, 1996 Percent
                                                      ----------------- -------
                                                        (IN MILLIONS)
Subject to discretionary withdrawal at book value
 less surrender charge...............................      $441.9         89.3%
Subject to discretionary withdrawal at book value
 (without adjustment)................................        53.0         10.7
                                                           ------        -----
Total annuity reserves and deposit liabilities.......      $494.9        100.0%
                                                           ======        =====

NOTE 11--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and real estate and issue real estate mortgages totalling $42.1 million, $0.1 million, and $33.5 million, respectively, at December 31, 1996. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The fair value of the commitments described above is $76.2 million at December 31, 1996. The majority of these commitments expire in 1997.

In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1996. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                   Year ended December 31
                                               --------------------------------
                                                    1996             1995
                                               ---------------  ---------------
                                               CARRYING  Fair   CARRYING  Fair
                                                AMOUNT  Value    AMOUNT  Value
                                               -------- ------  -------- ------
                                                        (In millions)
Assets
  Bonds--Note 7...............................  $753.5  $790.5   $552.8  $597.3
  Preferred stocks--Note 7....................     9.6     9.6      5.0     5.2
  Common stocks--Note 7.......................     1.4     1.4      1.7     1.7
  Mortgage loans on real estate--Note 7.......   212.1   219.4    146.7   154.3
  Policy loans--Note 1........................    80.8    80.8     61.8    61.8
  Cash and cash equivalents--Note 1...........    31.9    31.9     76.6    76.6
Derivatives liabilities relating to:--Note 9
  Interest rate swaps.........................     --      2.3      --      0.0
  Currency rate swaps.........................     --     (8.2)     --      0.0
  Interest rate caps..........................     --     (2.0)     --      0.0
Liabilities
  Commitments--Note 11........................     --     76.2      --     23.8

The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS

  1.    Condensed Financial Information (Part A)
  2.    Statement of Assets and Liabilities, John Hancock Variable Annuity
        Account I, at December 31, 1996. (Part B)
  3. Statement of Operations, John Hancock Variable Annuity Account I, for the period ended December 31, 1996. (Part B)
  4. Statement of Changes in Net Assets, John Hancock Variable Annuity I, for the period ended December 31, 1996. (Part B)
  5.    Notes to Financial Statements, John Hancock Variable Annuity Account I.
        (Part B)
  6.    Statement of Financial Position, John Hancock Variable Life Insurance
        Company, at December 31, 1996 and December 31, 1995. (Part B)
  7.    Summary of Operations and Unassigned Deficit, John Hancock Variable
        Life Insurance Company, for each of the two years in the period ended
        December 31, 1996. (Part B)
  8. Statement of Cash Flows, John Hancock Variable Life Insurance Company, for each of the two years in the period ended December 31, 1996. (Part
        B)
  9.    Notes to Financial Statements, John Hancock Variable Life Insurance
        Company. (Part B)

(B) EXHIBITS:

  1.    JHVLICO Board Resolution establishing the John Hancock Variable Annuity
        Account I, dated June 15, 1994, included in the initial Form N-4
        Registration Statement to this File No. 33-82648, filed August 10,
        1994.
  2.    Not Applicable.

  3.(a) Form of Distribution and Servicing Agreement among John Hancock
        Distributors, Inc., John Hancock Mutual Life Insurance Company, and John
        Hancock Variable Life Insurance Company, incorporated by reference from
        Pre-Effective No. 2 to Form S-6 Registration Statement of John Hancock
        Variable Life Acount S (File No. 333-15075), filed April 18, 1997.
    (b) Specimen Variable Contracts Selling Agreement between John Hancock
        Distributors, Inc., and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 1 to Form N-4 Registration
        Statement for John Hancock Variable Life Account S (File No. 333-
        15075) filed April 18, 1997.
  4. Form of periodic payment deferred annuity contract, included in the initial Form N-4 Registration Statement to this File No. 33-82648, filed August 10, 1994.
  5.    Form of annuity contract application, included in the initial Form N-4
        Registration Statement to this File No. 33-82648, filed August 10,
        1994.
  6.    Certificate of Incorporation and By-Laws of John Hancock Variable Life
        Insurance Company, included in Post-Effective Amendment No. 1 to this
        File No. 33-82648, filed April 25, 1995.

  7.    Not Applicable.
  8.    Not Applicable.
  9. Opinion and Consent of Counsel as to legality of interests being offered, included in the initial Form N-4 Registration Statement to this File No. 33-82648, filed August 10, 1994.
 10.(a) Consent of Independent Auditors.
 10.(b) Representation of Counsel
 11.    Not Applicable.
 12.    Not Applicable.
 13. Diagram of Subsidiaries of John Hancock Mutual Life Insurance Company incorporated by reference from Post-Effective Amendment No. 13 to Form
        N-1A Registration Statement of John Hancock Variable Series Trust I
        (File No. 33-2081) filed April 24, 1996.
 14. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company
        (File No. 33-62895) filed March 28, 1997. Copies of Powers of attorney for all other directors, included in Post-Effective Amendment No. 1 to this File No. 33-82648, filed April 25, 1995.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS

   NAME                                 POSITION WITH DEPOSITOR
   ----                                 -----------------------
   David F. D'Alessandro............... Chairman of the Board and President
   Henry D. Shaw....................... Vice Chairman of the Board and President
   Thomas J. Lee....................... Director
   Robert R. Reitano................... Director
   Ronald J. Bocage.................... Director, Vice President and Counsel
   Joseph A. Tomlinson................. Director and Vice President
   Michele G. VanLeer.................. Director
   John M. DeCiccio.................... Director
   Barbara L. Luddy.................... Director and Actuary
   Robert S. Paster.................... Director

EXECUTIVE OFFICERS OTHER THAN DIRECTORS
   Daniel L. Ouellette................. Vice President, Marketing
   Patrick F. Smith.................... Controller

  All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable annuity contracts by investing in shares of John Hancock Variable Series Trust I (the "Fund") a "series" type of mutual fund, registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHVLICO own all of the Fund's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Fund is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

  A diagram of the subsidiaries of John Hancock is incorporated by reference from Exhibit 17 to Post-Effective Amendment No. 13 to Form N-1A Registration Statement of John Hancock Variable Series Trust I (File No. 33-2081) filed April 24, 1996.

ITEM 27. NUMBER OF CONTRACT OWNERS

  As of February 27, 1997, there were 18,713 Contract Owners.

ITEM 28. INDEMNIFICATION

  Article X of the By-Laws of JHVLICO provides indemnification to each present and former trustee, officer, and employee of JHVLICO against litigation expenses and liabilities incurred while acting as such, subject to limitations of law, including under the Act. No indemnification shall be paid if a director or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of JHVLICO. JHVLICO may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such amounts if he or she should be determined not be entitled to indemnification.

  Reference is made to Article VI of the ByLaws of the Fund, filed as Exhibit 2 to Post Effective Amendment No. 2 to the Fund's Registration Statement (File No. 33-2081) dated April 12, 1988, which provides that the Fund shall indemnify or advance any expenses to the trustees, shareholders, officers, or employees of the Fund to the extent set forth in the Declaration of Trust.

  Sections 6.3 through 6.17 of the Declaration of Trust, included as Exhibit 1 to the Fund's Post Effective Amendment No. 2, relate to the indemnification of trustees, shareholders, officers, and employees. It is provided that the Registrant shall indemnify any trustee made a party to any proceeding by reason of service in that capacity if the trustee (a) acted in good faith and
(b) reasonably believed, (1) in the case of conduct in the trustee's official capacity with the Fund, that the conduct was in the best interest of the Fund and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Fund, and (c) in the case of any criminal proceeding, the Fund shall indemnify the trustee if the trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Fund unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnification shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees of the Fund who are neither "interested" persons of the Fund (as defined in the Act) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the trustee or officer agrees to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Fund is insured against loss by reason of lawful advances, or (3) a majority of a quorum of the Trustees of the Fund who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the trustees or officer will be found entitled to indemnification.

  Similar types of provisions dealing with the indemnification of the Fund's officers and trustees are hereby incorporated by reference from documents previously filed with the Commission, specifically, Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.f. to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April, 1989), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual
Life Insurance Company (Exhibit 5.a. to the Fund's Registration Statement
(File No. 33-2081) dated December 11, 1985), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust and
John Hancock Mutual Life Insurance Company (Exhibit 5.g. to Post-Effective Amendment No. 9 to the Fund's Registration Statement (File No. 33-2081) dated March 2, 1994, Section 14 of the Investment Management Agreement By and Between John Hancock Variable Series Trust 1 and John Hancock Mutual Life Insurance Company (Exhibit 5.k. to Post-Effective Amendment No. 13 to the Fund's Registration Statement (File No. 33-2081) dated April 30, 1996), Section 7 of the Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 6 to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April, 1986,
Section 15 of the Transfer Agency Agreement by and between John Hancock
Variable Series Trust I and John Hancock Mutual Life Insurance Company
(Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement of the Fund (File No. 33-2081) dated March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust I, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company, (Exhibit 6.b. to Post-Effective Amendment No. 14 to Form N-1A Registration Statement of the Fund (File No. 33-2081) filed February 28, 1997).

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) John Hancock Distributors, Inc. is also the principal underwriter for the Fund, John Hancock Variable Annuity Accounts U and V, and John Hancock Variable Life Accounts U, V, and S, and John Hancock Mutual Variable Life Insurance Account UV and the John Hancock Variable Series Trust I.



    (b) In response to this item, the response to Item 25 is hereby incorporated by reference.

    (c) The information under "Distribution Agreements and Other Services-- Distribution Agreement" in the statement of additional information forming a part of this registration statement is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant and the Fund (as indicated below) through written agreements between the parties to the effect that such services will be provided to the Registrant and/or the Fund for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

    John Hancock Distributors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser and transfer agent, keep all other records required by Section 31(a) of the Act.

ITEM 31. MANAGEMENT SERVICES

  Not applicable.

ITEM 32. UNDERTAKINGS

    (a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

    (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

    (d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this registration statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant has (1) included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (b) included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) instructed sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) obtained from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

    (e) John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                  SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF BOSTON AND THE COMMONWEALTH OF MASSACHUSETTS ON THIS 17th DAY OF APRIL, 1997. REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF RULE 485(B) OF THE 1933 ACT FOR EFFECTIVENESS OF THIS STATEMENT.

                                          John Hancock Variable Annuity
                                           Account I (Registrant)

                                          By John Hancock Variable Life
                                           Insurance Company


                                          By         /s/ Henry D. Shaw
                                            ----------------------------------
                                                         HENRY D. SHAW
                                                  VICE CHAIRMAN OF THE BOARD
                                                        AND PRESIDENT

                                          John Hancock Variable Life Insurance
                                           Company (Depositor)


                                          By         /s/ Henry D. Shaw
                                            ----------------------------------
                                                         HENRY D. SHAW
                                                  VICE CHAIRMAN OF THE BOARD
                                                        AND PRESIDENT

  AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THEIR CAPACITIES WITH JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY AND ON THE DATES INDICATED.


              SIGNATURE                        TITLE                 DATE
              ---------                        -----                 ----
        /s/ Patrick F. Smith           Controller                  04/16/97
-------------------------------------  (Principal Accounting
           PATRICK F. SMITH             Officer)


        /s/ Robert R. Reitano          Director                    04/16/97
-------------------------------------  (Principal Financial
           ROBERT R. REITANO            Officer)

          /s/ Henry D. Shaw            Vice Chairman of the        04/17/97
-------------------------------------   Board and President
             HENRY D. SHAW              (Principal
          FOR HIMSELF AND AS            Executive Officer)
           ATTORNEY-IN-FACT


FOR: David F. D'Alessandro     Chairman of the Board
     Thomas J. Lee             Director
     Robert R. Reitano         Director
     Michele G. Van Leer       Director
     Barbara L. Luddy          Director
     Ronald J. Bocage          Director

                               INDEX TO EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

 EXHIBITS
 --------
 10.(a)   Consent of Independent Auditors.
 10.(b)   Representation of Counsel.
 27       Financial Data Schedule